UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	November 1, 2016 — April 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Global Income Trust

Semiannual report
4 | 30 | 17

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 17

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a more broadly invested fund. The fund’s policy of concentrating on a limited group of industries and the fund’s non-diversified status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Message from the Trustees

June 8, 2017

Dear Fellow Shareholder:

An impressive level of investor optimism has helped to fuel financial markets through most of 2017’s first half. Global stock and bond markets have generally fared well, with many stock market indexes achieving new record highs with relatively low volatility. At the same time, however, investors worldwide are monitoring a number of macroeconomic and political risks that could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and do not overreact to short-term market fluctuations. We also believe it is a good idea to speak regularly with your financial advisor to help ensure that your portfolio is aligned with your goals. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

We would also like to take this opportunity to announce the arrival of Catharine Bond Hill and Manoj P. Singh to your fund’s Board of Trustees. Dr. Hill and Mr. Singh bring extensive professional and directorship experience to their role as Trustees, and we are pleased to welcome them.

Thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

2 Global Income Trust

Allocations are shown as a percentage of the fund’s and/or benchmark’s net assets as of 4/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 19–57.

Global Income Trust 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/17. See above and pages 11–13 for additional fund performance information. Index descriptions can be found on page 16.

4 Global Income Trust

Bill is Chief Investment Officer, Fixed Income, at Putnam. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Robert L. Davis, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the six-month reporting period ended April 30, 2017?

In the months immediately after the U.S. presidential election, investors were optimistic about the potential for tax cuts and increases in infrastructure and defense spending under the incoming Trump administration. Treasury yields rose sharply during this time, with the yield on the 10-year note reaching 2.60% in mid-December, reflecting investor expectations for higher inflation and potentially expansionary fiscal policy under the new administration.

In March, however, a failed effort to repeal the Affordable Care Act [ACA] triggered uncertainty about the administration’s ability to get its tax-reform and fiscal-stimulus plans passed by Congress. A second attempt at an ACA repeal-and-replace bill was approved by the U.S. House of Representatives in April, but faces an uncertain outcome when it is taken up by the U.S. Senate.

After posting solid growth in the second half of 2016, the U.S. economy registered disappointing results in 2017’s first quarter, repeating a pattern that we’ve seen over the past two years. U.S. gross domestic product [GDP] grew

Global Income Trust 5

Allocations are shown as a percentage of the fund’s net assets as of 4/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

at a 0.7% annual rate in January through March, the slowest pace of expansion in three years, according to the Commerce Department. Consumers sharply reduced spending on big-ticket items, such as automobiles. At the same time, there were signs of underlying strength in the data. For example, final sales to domestic purchasers — a key measure of the health of domestic demand — rose at a 2.2% annual rate. In our view, transitory factors likely suppressed consumer spending in the first quarter, and we believe GDP may pick up in the second quarter.

The Federal Reserve increased its target for short-term interest rates by a quarter percentage point twice during the period, raising the federal funds rate to a range of 0.75% to 1%. The Fed issued a fairly upbeat statement at its early May policy meeting, saying that it expected economic growth to rebound after a soft first quarter. The central bank signaled that it is likely to continue gradually raising short-term rates this year if its growth forecast appears to be on track.

Overseas, the 19-country eurozone economy grew at a steady pace in the first three months of 2017, and its jobless rate declined to 9.5%, the lowest level since 2009. In early May, the European Union raised its 2017 economic growth forecast to a 1.7% annual rate, saying the bloc’s revival is strengthening despite geopolitical risks that could undermine its fifth year of recovery.

Within this environment, credit spreads continued to grind tighter, reflecting persistent investor demand for credit risk, as market volatility remained low and corporate earnings growth was positive overall.

6 Global Income Trust

The fund outpaced its benchmark and the average return of its Lipper peer group. Which holdings and strategies fueled its relative performance?

Our interest-rate and yield-curve positioning in the United States and overseas was the biggest contributor to performance. We continued our efforts to de-emphasize interest-rate risk by keeping the portfolio’s duration — a key measure of interest-rate sensitivity — meaningfully shorter than that of the benchmark for much of the period. This strategy was particularly helpful in November when Treasury yields rose sharply across the yield curve in response to the U.S. presidential election outcome. Internationally, rates also rose in Europe, particularly in the United Kingdom, so our lower-than-benchmark duration positioning aided performance there as well.

Our mortgage-credit strategies also notably contributed versus the benchmark, led by holdings of mezzanine commercial mortgage-backed securities [CMBS]. Early in the period, our positions in CMBS that were issued before the 2008 financial crisis performed particularly well. However, gains from the sector were pared in February when headlines concerning retail store closures prompted some investors to express a bearish view on certain parts of the CMBS market due to the sector’s exposure to retail properties. Although we agree that retailers face challenges amid evolving shopper preferences and a shift from traditional brick-and-mortar to online commerce, we believe the CMBS held by the fund have enough credit protection to withstand the changes that are occurring in retail.

Elsewhere within mortgage credit, non-agency residential mortgage-backed securities [RMBS] also aided the fund’s relative performance. Our investments in agency credit risk-transfer securities [CRTS] performed well, as a combination of relatively high yields and high-quality collateral continued to attract investors to this

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/17. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust 7

growing market. Furthermore, an increasing number of institutional investment managers are embracing CRTS as an easier way to access the mortgage market.

How did corporate credit influence performance?

An overweight allocation to investment-grade corporate credit, and a modest out-of-benchmark position in high-yield bonds, also aided relative results. Positive sentiment toward both sectors was fueled by investor expectations that economic growth could potentially accelerate if the Trump administration is successful at implementing tax cuts and more-robust fiscal policy. Relatively stable global oil prices also provided a tailwind.

Were there other parts of the portfolio that contributed versus the benchmark?

Our active currency strategy and our holdings of emerging-market [EM] bonds contributed about equally. Within active currency, underweight exposure to the Japanese yen and the euro bolstered results, as both of these currencies weakened significantly versus the U.S. dollar during the final two months of 2016.

In EM debt, positions in Argentina, Brazil, and Mexico added the most, partly helped by stable oil prices and persistent investor demand for high-yielding securities. Our EM exposure also benefited from reduced fears that the Trump administration might take a more protectionist approach to foreign trade.

What detracted on a relative basis?

There were no notable relative detractors, as our prepayment strategies had a net neutral impact on results. On the positive side of our prepayment strategies, our holdings of interest-only collateralized mortgage obligations [IO CMOs] performed well amid consistent investor demand for the higher return potential offered by securities with greater risk. Additionally, after spiking early in the period, the yield on the 10-year Treasury stayed in a fairly narrow range for the remainder of the period, keeping mortgage refinancing activity subdued and prepayment speeds slow. Conversely, adverse results from a strategy that sought to

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

8 Global Income Trust

exploit the yield differential between current mortgage rates and longer-term Treasury yields detracted from relative performance and negated the benefit of our IO CMO positions.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our CMO holdings and to help manage the downside risk of these positions. We used total return swaps to help manage the fund’s sector and inflation exposure. Lastly, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

As we look at the world today, we see economic activity picking up and inflation levels beginning to rise. Higher commodity prices appear to be working their way into final prices, which is leading to fairly persistent pricing pressures in the United States and elsewhere. In our view, global economies appear to be normalizing, and we think this is particularly true in the United States. Given this normalization, we think the level of interest rates remains too low.

The declining U.S. unemployment rate suggests wage pressures could start to build as businesses compete for scarcer workers, though so far wage increases have been

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust 9

modest. It also means, in our view, that the Fed is likely to raise interest rates for the second time this year at its next policy meeting in June, and then likely again in September.

Later this year, we also think the central bank is likely to communicate a plan for beginning the process of winding down its $4.5 trillion portfolio of U.S. Treasuries and mortgage-backed securities. The Fed has stated that its objective is to gently pull back the stimulus it pumped into the economy during and after the financial crisis now that it appears to be on more stable footing.

In Europe, the European Central Bank [ECB] left its monetary policy unchanged at its April meeting. In light of recent upside surprises in growth and inflation data, we think the ECB may soon be in a position to begin gradually reducing its highly accommodative policy. In the United Kingdom, Prime Minister Theresa May surprised the markets by calling for a June election, in an effort to garner greater support as the country transitions out of the European Union.

What implications does your outlook have for fund positioning?

We plan to continue seeking opportunities outside the benchmark, particularly in mortgage credit and prepayment-sensitive areas of the market that we believe offer relative value.

As of period-end, the fund’s duration was modestly shorter than that of the benchmark, reflecting diverse positioning across various countries. The fund had lower-than-benchmark duration in some of the largest developed-market economies, including the United States, Japan, the United Kingdom, Germany, and France. At the same time, we had above-benchmark duration in several other markets, including Canada, New Zealand, and Mexico.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

10 Global Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2017, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/17

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months

Class A (6/1/87)
Before sales charge	6.45%	61.79%	4.93%	10.49%	2.01%	1.42%	0.47%	1.74%	1.48%

After sales charge	6.30	55.32	4.50	6.07	1.18	–2.64	–0.89	–2.33	–2.58

Class B (2/1/94)
Before CDSC	6.21	52.33	4.30	6.45	1.26	–0.84	–0.28	0.98	1.10

After CDSC	6.21	52.33	4.30	4.56	0.90	–3.61	–1.22	–3.94	–3.89

Class C (7/26/99)
Before CDSC	5.65	50.10	4.15	6.46	1.26	–0.82	–0.27	0.98	1.10

After CDSC	5.65	50.10	4.15	6.46	1.26	–0.82	–0.27	0.00	0.10

Class M (3/17/95)
Before sales charge	6.15	57.70	4.66	9.14	1.76	0.68	0.23	1.43	1.38

After sales charge	6.04	52.58	4.32	5.59	1.09	–2.59	–0.87	–1.87	–1.92

Class R (12/1/03)
Net asset value	6.18	57.78	4.67	9.16	1.77	0.68	0.23	1.49	1.34

Class R5 (7/2/12)
Net asset value	6.56	66.19	5.21	12.12	2.31	2.44	0.81	2.16	1.67

Class R6 (7/2/12)
Net asset value	6.57	66.72	5.24	12.48	2.38	2.63	0.87	2.14	1.77

Class Y (10/4/05)
Net asset value	6.55	65.89	5.19	11.92	2.28	2.28	0.75	2.08	1.69

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Global Income Trust 11

Comparative index returns For periods ended 4/30/17

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months

Bloomberg Barclays
Global Aggregate	—†	38.84%	3.34%	1.88%	0.37%	–1.18%	–0.40%	–2.10%	–1.63%
Bond Index

Lipper Global Income
Funds category	6.13%	43.38	3.60	7.18	1.34	1.90	0.59	1.20	0.13
average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/17, there were 219, 214, 198, 157, 86, and 2 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/17

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	6		6	6	6		6	6	6	6

Income	$0.192		$0.148	$0.148	$0.179		$0.157	$0.214	$0.216	$0.207

Capital gains	—		—	—	—		—	—	—	—

Total	$0.192		$0.148	$0.148	$0.179		$0.157	$0.214	$0.216	$0.207

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/16	$11.93	$12.43	$11.87	$11.87	$11.80	$12.20	$11.90	$11.93	$11.92	$11.92

4/30/17	11.91	12.41	11.85	11.85	11.78	12.18	11.90	11.91	11.91	11.91

Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value

Current
dividend rate[1]	3.22%	3.09%	2.53%	2.53%	3.06%	2.96%	3.03%	3.53%	3.63%	3.43%

Current
30-day
SEC yield[2]	N/A	1.89	1.23	1.23	N/A	1.67	1.72	2.33	2.39	2.22

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12 Global Income Trust

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/17

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months

Class A (6/1/87)
Before sales charge	6.43%	62.37%	4.97%	10.28%	1.98%	1.27%	0.42%	3.10%	–1.68%

After sales charge	6.29	55.88	4.54	5.87	1.15	–2.78	–0.94	–1.03	–5.61

Class B (2/1/94)
Before CDSC	6.20	52.89	4.34	6.25	1.22	–1.00	–0.33	2.33	–2.05

After CDSC	6.20	52.89	4.34	4.37	0.86	–3.76	–1.27	–2.66	–6.89

Class C (7/26/99)
Before CDSC	5.64	50.77	4.19	6.26	1.22	–0.97	–0.32	2.43	–1.97

After CDSC	5.64	50.77	4.19	6.26	1.22	–0.97	–0.32	1.43	–2.94

Class M (3/17/95)
Before sales charge	6.14	58.40	4.71	9.02	1.74	0.54	0.18	2.89	–1.72

After sales charge	6.03	53.25	4.36	5.48	1.07	–2.73	–0.92	–0.46	–4.92

Class R (12/1/03)
Net asset value	6.17	58.21	4.69	8.95	1.73	0.45	0.15	2.86	–1.81

Class R5 (7/2/12)
Net asset value	6.55	66.76	5.25	11.91	2.28	2.21	0.73	3.53	–1.41

Class R6 (7/2/12)
Net asset value	6.56	67.29	5.28	12.27	2.34	2.40	0.79	3.59	–1.48

Class Y (10/4/05)
Net asset value	6.54	66.48	5.23	11.72	2.24	2.06	0.68	3.45	–1.47

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating
expenses for the fiscal year
ended 10/31/16	1.21%*	1.96%*	1.96%*	1.46%*	1.46%*	0.86%	0.79%	0.96%*

Annualized expense ratio
for the six-month period
ended 4/30/17	1.22%	1.97%	1.97%	1.47%	1.47%	0.86%	0.79%	0.97%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective 9/1/16.

Global Income Trust 13

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/16 to 4/30/17. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$6.09	$9.82	$9.82	$7.34	$7.34	$4.30	$3.95	$4.85

Ending value (after expenses)	$1,014.80	$1,011.00	$1,011.00	$1,013.80	$1,013.40	$1,016.70	$1,017.70	$1,016.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/17, use the following calculation method. To find the value of your investment on 11/1/16, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$6.11	$9.84	$9.84	$7.35	$7.35	$4.31	$3.96	$4.86

Ending value (after expenses)	$1,018.74	$1,015.03	$1,015.03	$1,017.50	$1,017.50	$1,020.53	$1,020.88	$1,019.98

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

14 Global Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 and R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

Global Income Trust 15

A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• Agency credit risk transfer security (CRTS) is backed by a reference pool of agency mortgages. Unlike regular agency pass-throughs, the principal invested in a CRTS is not backed by Fannie Mae or Freddie Mac. To compensate investors for this risk, CRTS offer a higher yield than conventional pass-through securities. Similar to CMBS, CRTS are structured into various tranches offering different levels of risk and yield based on the underlying reference pool.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

16 Global Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2017, Putnam employees had approximately $494,000,000 and the Trustees had approximately $139,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Global Income Trust 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Global Income Trust

The fund’s portfolio 4/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY		Principal
MORTGAGE OBLIGATIONS (44.5%)*		amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.1%)

Government National Mortgage Association Pass-Through Certificates

3.50%, TBA, 5/1/47		$3,000,000	$3,117,188

3.00%, TBA, 5/1/47		2,000,000	2,026,875

			5,144,063

U.S. Government Agency Mortgage Obligations (42.4%)

Federal Home Loan Mortgage Corporation Ser. 2775,
Class OE 4.50%, 4/15/19 [i]		123,139	126,515

Federal National Mortgage Association Pass-Through Certificates

4.50%, TBA, 5/1/47		1,000,000	1,076,094

4.00%, TBA, 5/1/47		6,000,000	6,319,687

3.50%, TBA, 6/1/47		38,000,000	38,997,500

3.50%, TBA, 5/1/47		38,000,000	39,077,657

3.00%, TBA, 6/1/47		2,000,000	1,994,531

3.00%, TBA, 5/1/47		8,000,000	7,993,125

2.50%, TBA, 5/1/47		9,000,000	8,666,719

			104,251,828

Total U.S. government and agency mortgage obligations (cost $108,770,578)			$109,395,891

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.8%)*		amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%,
7/6/36 (Argentina)		$275,000	$278,300

Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		780,000	824,070

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%,
4/21/23 (Australia)	AUD	690,000	610,675

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%,
4/21/37 (Australia)	AUD	200,000	161,347

Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%,
5/21/28 (Australia)	AUD	670,000	480,449

Australia (Government of) sr. unsec. notes Ser. 122, 5.25%,
3/15/19 (Australia)	AUD	1,010,000	806,120

Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%,
6/22/26 (Belgium)	EUR	620,000	698,396

Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%,
9/28/22 (Belgium)	EUR	530,000	715,957

Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%,
3/28/41 (Belgium)	EUR	330,000	555,523

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%,
1/22/21 (Brazil)		$490,000	518,175

Brazil (Federal Republic of) sr. unsec. unsub. notes 5.875%,
1/15/19 (Brazil)		100,000	106,865

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21
(Brazil) (units)	BRL	790	257,592

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		$848,000	962,449

Canada (Government of) bonds 1.25%, 9/1/18 (Canada)	CAD	960,000	708,686

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	180,000	168,347

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	740,000	183,221

Global Income Trust 19

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.8%)* cont.		amount	Value

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	2,550,000	$419,196

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,416,203

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	252,641

France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	3,410,000	4,298,099

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	250,000	323,114

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,623,706

Germany (Federal Republic of) unsec. bonds 2.50%,
7/4/44 (Germany)	EUR	1,460,000	2,124,331

Germany (Federal Republic of) unsec. bonds 1.00%,
8/15/25 (Germany)	EUR	1,000,000	1,173,198

Germany (Federal Republic of) unsec. bonds 0.50%,
2/15/25 (Germany)	EUR	420,000	475,179

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	36,000	28,189

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	286,000	227,349

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	502,541	411,133

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	987,903	821,856

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	103,000	88,235

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	137,000	122,767

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	49,312	44,681

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece) ††	EUR	209,000	192,301

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	694,884	649,989

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		$1,235,000	1,238,088

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)	EUR	380,000	490,454

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	250,000	371,506

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	670,000	1,014,868

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,117,380

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,210,727

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,950,000	2,551,547

Italy (Republic of) unsec. notes 0.30%, 10/15/18 (Italy)	EUR	2,590,000	2,837,348

Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 330,
0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,179,009

Japan (Government of) 20 yr sr. unsec. bonds Ser. 95, 2.30%,
6/20/27 (Japan)	JPY	500,000,000	5,517,874

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125,
2.20%, 3/20/31 (Japan)	JPY	308,000,000	3,510,357

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 156,
0.40%, 3/20/36 (Japan)	JPY	120,000,000	1,054,805

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 318,
1.00%, 9/20/21 (Japan)	JPY	1,377,000,000	12,984,255

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 41, 1.50%,
3/20/19 (Japan)	JPY	370,000,000	3,425,939

20 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (37.8%)* cont.		amount	Value

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32,
2.30%, 3/20/40 (Japan)	JPY	407,000,000	$4,932,887

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%,
3/20/51 (Japan)	JPY	230,000,000	2,890,067

Netherlands (Government of) unsec. bonds 3.75%,
1/15/42 (Netherlands)	EUR	290,000	501,234

Netherlands (Government of) unsec. bonds 2.25%,
7/15/22 (Netherlands)	EUR	1,290,000	1,591,947

New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%,
4/15/23 (New Zealand)	NZD	360,000	284,616

Norway (Government of) unsec. bonds Ser. 476, 3.00%,
3/14/24 (Norway)	NOK	1,760,000	227,287

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	1,365,280

Poland (Republic of) unsec. notes Ser. 0721, 1.75%,
7/25/21 (Poland)	PLN	2,400,000	595,236

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		$600,000	$667,500

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23
(South Africa)	ZAR	11,140,000	818,662

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	543,179

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	590,000	863,371

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,186,969

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	440,000	602,614

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)	EUR	590,000	721,312

Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%,
10/31/46 (Spain)	EUR	20,000	21,549

Spain (Kingdom of) sr. unsec. unsub. notes 4.10%, 7/30/18 (Spain)	EUR	630,000	723,580

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%,
11/3/25 (Sri Lanka)		$200,000	210,523

Sweden (Government of) unsec. bonds Ser. 1053, 3.50%,
3/30/39 (Sweden)	SEK	270,000	41,379

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%,
6/1/22 (Sweden)	SEK	6,120,000	817,345

Switzerland (Government of) unsec. bonds 2.00%,
4/28/21 (Switzerland)	CHF	600,000	668,322

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	576,000	164,759

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60
(United Kingdom)	GBP	1,320,000	2,999,262

United Kingdom Treasury unsec. bonds 3.75%, 9/7/19
(United Kingdom)	GBP	920,000	1,294,941

United Kingdom Treasury unsec. bonds 2.75%, 9/7/24
(United Kingdom)	GBP	70,000	103,638

United Kingdom Treasury unsec. notes 1.25%, 7/22/18
(United Kingdom)	GBP	500,000	657,184

United Mexican States sr. unsec. notes Ser. M 20, 10.00%,
12/5/24 (Mexico)	MXN	12,310,000	789,230

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4.75%,
3/8/44 (Mexico)		$440,000	435,539

Total foreign government and agency bonds and notes (cost $98,250,433)			$92,951,908

Global Income Trust 21

	Principal
CORPORATE BONDS AND NOTES (31.3%)*	amount	Value

Basic materials (1.6%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	$160,000	$179,333

Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	153,000	164,475

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%,
10/12/22 (Mexico)	200,000	215,250

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	229,000	235,875

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	120,000	167,157

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes
5.40%, 11/1/20	13,000	14,270

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	234,000	259,494

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	510,000	533,197

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	187,000	187,370

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	6,000	8,657

INVISTA Finance, LLC 144A company guaranty sr. notes
4.25%, 10/15/19	262,000	269,205

Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	755,000	747,375

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	286,000	394,390

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	73,000	99,715

WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45%, 3/1/19	105,000	109,268

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	195,000	261,888

		3,846,919

Capital goods (0.9%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company
guaranty sr. unsec. notes 4.50%, 1/15/23	105,000	108,413

Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	545,000	557,447

L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	117,000	120,122

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	253,000	330,813

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	971,000	983,527

		2,100,322

Communication services (2.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6.125%, 3/30/40 (Mexico)	100,000	118,874

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25 R	235,000	241,504

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	322,000	313,623

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	622,000	730,460

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	148,000	158,618

22 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Communication services cont.

Charter Communications Operating, LLC/Charter
Communications Operating Capital 144A company guaranty
sr. bonds 5.375%, 5/1/47	$240,000	$245,557

Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455%, 11/15/22	70,000	94,315

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	75,000	96,029

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R	192,000	212,455

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	420,000	418,557

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883%, 8/15/20	190,000	202,606

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%,
10/1/30 (Netherlands)	42,000	57,290

NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 6.40%, 4/30/40	125,000	160,877

Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	188,000	190,809

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/
Sprint Spectrum Co. III, LL 144A company guaranty sr. notes
3.36%, 9/20/21	585,000	590,119

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	600,000	621,000

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%,
2/15/54 (units)	9,074	241,550

Verizon Communications, Inc. sr. unsec. unsub. notes
4.522%, 9/15/48	68,000	62,552

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%,
4/15/27 (Canada)	390,000	397,683

		5,154,478

Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%,
perpetual maturity	346,000	367,556

		367,556

Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes
7.85%, 3/1/39	115,000	159,890

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	194,000	208,397

CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	567,000	534,665

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes
5.75%, 8/15/23	425,000	481,313

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 2/15/26	115,000	123,598

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	630,000	969,428

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31	122,000	153,892

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	15,000	19,051

General Motors Co. sr. unsec. notes 6.25%, 10/2/43	265,000	289,507

General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	630,000	626,241

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25	222,000	225,998

Global Income Trust 23

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Consumer cyclicals cont.

General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 3.45%, 4/10/22	$301,000	$304,092

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%,
1/15/40 (Mexico)	215,000	241,240

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)	250,000	235,525

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes
4.25%, 9/1/24	125,000	125,938

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
144A sr. unsec. bonds 4.875%, 4/1/27	655,000	671,375

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21 R	61,000	68,267

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22 R	29,000	31,545

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	160,000	162,688

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	120,000	125,400

L Brands, Inc. company guaranty sr. unsec. sub. notes
5.625%, 2/15/22	220,000	232,375

Lear Corp. company guaranty sr. unsec. unsub. notes
5.375%, 3/15/24	225,000	237,848

O’Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes
3.55%, 3/15/26	220,000	221,038

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	182,000	183,397

Owens Corning company guaranty sr. unsec. sub. notes
9.00%, 6/15/19	15,000	16,885

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	116,000	118,302

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	238,000	242,562

S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	195,000	208,804

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	335,000	338,350

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	95,000	94,583

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	160,000	150,114

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	125,000	132,399

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	275,000	280,561

		8,215,268

Consumer staples (2.1%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	440,000	480,679

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	200,000	203,806

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/39	154,000	235,680

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)	230,000	242,809

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
bonds 3.70%, 12/6/26	185,000	187,258

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	54,768	62,195

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	289,026	360,491

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	15,000	14,307

24 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Consumer staples cont.

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	$85,000	$106,837

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	472,000	519,243

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
3.85%, 11/15/24	277,000	284,028

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes
3.875%, 6/27/24 (Mexico)	550,000	557,621

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub.
notes 4.875%, 6/27/44 (Mexico)	500,000	480,207

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds
4.375%, 6/1/46	231,000	219,782

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes
6.50%, 2/9/40	371,000	451,224

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	481,000	496,031

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	231,000	227,216

		5,129,414

Energy (5.1%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36	165,000	195,540

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26	10,000	11,161

BP Capital Markets PLC company guaranty sr. unsec. bonds
3.119%, 5/4/26 (United Kingdom)	99,000	98,055

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	811,000	912,375

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	345,000	342,206

Concho Resources, Inc. company guaranty sr. unsec. notes
4.375%, 1/15/25	560,000	567,000

DCP Midstream Operating LP company guaranty sr. unsec. notes
3.875%, 3/15/23	193,000	188,175

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	132,000	132,475

EQT Midstream Partners LP company guaranty sr. unsec. sub.
notes 4.00%, 8/1/24	405,000	411,321

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7.875%, 9/15/31	185,000	240,983

Lukoil International Finance BV 144A company guaranty sr. unsec.
notes 4.563%, 4/24/23 (Russia)	310,000	318,525

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	45,000	50,852

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	315,000	319,071

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes
4.625%, 9/15/21	305,000	308,050

Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 6.05%, 3/1/41	160,000	113,200

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	200,000	205,768

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	1,177,000	1,170,723

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.85%, 6/5/15 (Brazil)	361,000	321,471

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	651,000	674,599

Global Income Trust 25

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Energy cont.

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.375%, 1/27/21 (Brazil)	$225,000	$231,154

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	23,000	8,735

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela)	155,000	59,133

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
5.625%, 1/23/46 (Mexico)	315,000	280,429

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	625,000	665,126

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,281,000	1,242,570

Pride International, LLC company guaranty sr. unsec. unsub. notes
7.875%, 8/15/40	425,000	388,875

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23	213,000	234,575

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	800,000	844,337

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28	25,000	25,033

Spectra Energy Capital, LLC company guaranty sr. unsec. notes
5.65%, 3/1/20	20,000	21,541

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	180,000	175,040

Statoil ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	165,000	187,340

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	595,000	600,206

Valero Energy Partners LP sr. unsec. unsub. notes
4.375%, 12/15/26	175,000	179,910

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	505,000	524,307

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	155,000	158,618

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes
4.875%, 3/15/24	208,000	215,800

		12,624,279

Financials (9.9%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	29,000	38,365

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	125,000	129,411

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	425,000	435,094

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	215,000	217,688

American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	414,000	534,060

Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	545,000	507,012

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	485,000	488,031

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	460,000	511,175

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	405,000	422,239

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	210,000	227,307

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	215,000	224,431

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	320,000	353,289

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	150,000	151,051

26 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Financials cont.

CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	$156,000	$168,022

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	230,000	242,106

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity	152,000	159,600

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	148,000	155,493

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	59,000	61,286

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	220,000	227,150

Commerzbank AG 144A unsec. sub. notes 8.125%,
9/19/23 (Germany)	320,000	378,231

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%,
perpetual maturity (Netherlands)	790,000	922,325

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	200,000	208,500

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%,
1/9/28 (Switzerland)	1,100,000	1,117,333

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	1,000,000	1,187,500

EPR Properties company guaranty sr. unsec. sub. notes
5.25%, 7/15/23 R	162,000	171,963

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	83,000	82,585

GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	484,000	517,444

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	665,000	675,768

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	11,000	13,720

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	220,000	233,750

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes
3.875%, 5/1/25 R	155,000	154,595

Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	148,000	149,627

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39	250,000	338,441

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub.
FRB 10.176%, perpetual maturity (Jersey)	570,000	874,950

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	831,000	931,243

International Lease Finance Corp. sr. unsec. unsub. notes
6.25%, 5/15/19	142,000	152,828

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	650,000	752,375

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
FRN 4.036%, 3/15/37	172,000	164,432

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45
(United Kingdom)	342,000	368,296

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)	530,000	581,622

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8.875%, 6/1/39	635,000	1,030,900

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	330,000	420,915

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	155,000	164,726

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	240,000	249,180

Global Income Trust 27

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Financials cont.

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	$30,000	$37,799

Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	100,000	101,407

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	90,000	96,877

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	289,000	290,084

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	90,000	97,875

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	174,000	180,960

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	85,000	111,810

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	159,000	169,796

Santander Issuances SAU company guaranty unsec. sub. notes
5.179%, 11/19/25 (Spain)	200,000	209,201

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	270,000	283,985

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)	275,000	301,125

State Street Corp. jr. unsec. sub. FRB 2.131%, 6/15/37	461,000	405,104

Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39	136,000	185,535

TIERS Trust/United States 144A sr. bonds stepped-coupon zero %
(8.125%, 9/15/17), 3/15/46 ††	520,000	574,600

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	261,000	258,693

Travelers Property Casualty Corp. company guaranty sr. unsec.
unsub. bonds 7.75%, 4/15/26	170,000	228,128

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual
maturity (Switzerland)	300,000	316,328

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Jersey)	579,000	596,167

VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	465,000	485,344

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	500,000	557,702

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	699,000	731,853

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	276,000	366,447

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	560,000	585,186

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	300,000	300,240

		24,568,305

Health care (0.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	11,000	11,094

Fresenius Medical Care US Finance II, Inc. 144A company guaranty
sr. unsec. sub. notes 5.625%, 7/31/19	120,000	128,100

Fresenius Medical Care US Finance, Inc. 144A company guaranty
sr. unsec. unsub. notes 5.75%, 2/15/21	135,000	147,488

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	110,000	117,288

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	75,000	79,594

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	180,000	177,750

28 Global Income Trust

		Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.		amount	Value

Health care cont.

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R		$100,000	$104,464

Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		440,000	420,367

Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		235,000	230,411

Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)		355,000	330,540

			1,747,096

Supra-Nation (1.8%)

European Investment Bank sr. unsec. unsub. bonds 5.625%,
6/7/32 (Supra-Nation)	GBP	1,900,000	3,703,879

European Investment Bank sr. unsec. unsub. notes Ser. EMTN,
4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	626,488

			4,330,367

Technology (1.0%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		$166,000	173,555

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		596,000	604,789

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24		490,000	541,615

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46		146,000	188,964

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23		742,000	800,743

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		100,000	105,529

			2,415,195

Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5.75%, 5/1/40		10,000	12,253

Continental Airlines, Inc. Pass Through Trust pass-through
certificates Ser. 97-4, Class A, 6.90%, 1/2/18		3,671	3,728

Continental Airlines, Inc. Pass Through Trust pass-through
certificates Ser. 98-1, Class A, 6.648%, 9/15/17		6,431	6,528

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		34,503	38,036

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11		140,000	162,337

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26		359,000	348,085

Southwest Airlines Co. Pass Through Trust pass-through
certificates Ser. 07-1, Class A, 6.15%, 8/1/22		143,272	158,316

United AirLines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22		26,965	29,055

United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26		150,775	153,979

			912,317

Utilities and power (2.3%)

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17		2,000	2,012

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB
4.45%, 7/15/27		95,000	97,190

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42		41,000	41,955

Global Income Trust 29

	Principal
CORPORATE BONDS AND NOTES (31.3%)* cont.	amount	Value

Utilities and power cont.

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	$105,000	$135,174

Emera US Finance LP company guaranty sr. unsec. notes
3.55%, 6/15/26	263,000	260,978

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	205,000	213,772

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	130,000	140,075

Energy Transfer Partners LP sr. unsec. unsub. bonds
4.20%, 4/15/27	25,000	25,171

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	515,000	570,617

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	210,000	227,333

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44	830,000	919,738

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47	415,000	421,614

Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6.75%, 7/15/36 (Spain)	155,000	195,744

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	125,000	128,650

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	312,000	317,131

Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	40,000	40,899

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	240,000	219,600

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	369,000	386,840

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	530,000	600,567

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67	830,000	776,050

		5,721,110

Total corporate bonds and notes (cost $74,179,531)		$77,132,626

	Principal
MORTGAGE-BACKED SECURITIES (23.3%)*	amount	Value

Agency collateralized mortgage obligations (8.1%)

Federal Home Loan Mortgage Corporation

IFB Ser. 3408, Class EK, 21.792%, 4/15/37	$15,169	$23,436

IFB Ser. 3072, Class SM, 20.15%, 11/15/35	47,710	69,445

IFB Ser. 3249, Class PS, 18.993%, 12/15/36	28,698	40,334

IFB Ser. 3065, Class DC, 16.877%, 3/15/35	64,716	93,858

IFB Ser. 2990, Class LB, 14.404%, 6/15/34	42,385	50,916

Ser. 3707, Class PI, IO, 4.50%, 7/15/25	186,817	13,888

Ser. 4355, Class DI, IO, 4.00%, 3/15/44	2,000,084	247,210

Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,446,877	229,844

Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
3.591%, 12/25/27	248,228	254,697

Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,881,408	312,618

Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,651,115	311,480

Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,602,875	663,589

Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,173,895	212,054

Ser. 3300, PO, zero %, 2/15/37	3,879	3,359

Ser. 3326, Class WF, zero %, 10/15/35	1,810	1,360

30 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Federal National Mortgage Association

IFB Ser. 06-8, Class HP, 20.935%, 3/25/36	$38,524	$61,180

IFB Ser. 07-53, Class SP, 20.568%, 6/25/37	40,363	59,656

IFB Ser. 05-75, Class GS, 17.278%, 8/25/35	31,002	40,544

IFB Ser. 12-58, Class SM, IO, 5.509%, 6/25/42	1,519,524	285,013

IFB Ser. 10-46, Class SB, IO, 5.459%, 5/25/40	441,351	78,210

IFB Ser. 12-103, Class LS, IO, 5.009%, 9/25/42	2,306,947	388,799

Ser. 421, Class C6, IO, 4.00%, 5/25/45	1,192,601	237,923

Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,577,719	209,111

Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,474,616	167,516

Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	1,646,133	152,596

Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,443,541	282,026

Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	3,428,830	298,342

Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	4,303,051	293,726

Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,780,761	301,713

Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
2.341%, 1/25/29	382,518	385,333

Ser. 07-64, Class LO, PO, zero %, 7/25/37	5,635	5,190

Government National Mortgage Association

Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	1,744,150	409,875

IFB Ser. 13-124, Class BS, IO, 5.657%, 8/20/38	3,142,509	416,382

IFB Ser. 10-171, Class SB, IO, 5.456%, 12/16/40	1,365,549	247,874

Ser. 14-76, IO, 5.00%, 5/20/44	938,763	192,960

Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,914,659	372,707

Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	314,011	66,203

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	642,600	136,083

Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	204,405	42,950

Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,358,778	469,033

Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,859,570	374,239

Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,930,144	571,671

Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	809,802	107,461

Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,506,126	293,213

Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,087,729	217,767

Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	485,183	22,964

Ser. 16-19, Class PI, IO, 4.00%, 2/20/46	2,125,096	365,920

Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	4,335,915	665,476

Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,738,000	336,738

Ser. 15-64, Class IG, IO, 4.00%, 5/20/45	2,195,057	446,123

Ser. 15-40, IO, 4.00%, 3/20/45	1,603,915	340,506

Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	2,307,678	380,767

Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	648,625	103,993

Ser. 15-94, Class NI, IO, 4.00%, 12/20/41	4,353,989	464,266

Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	3,253,649	531,497

Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,075,054	167,386

Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,688,189	327,846

Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,744,370	233,960

Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	1,637,664	116,749

Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	2,114,491	219,167

Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	1,349,121	171,152

Global Income Trust 31

		Principal
MORTGAGE-BACKED SECURITIES (23.3%)* cont.		amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 13-53, Class PI, IO, 3.00%, 4/20/41		$3,510,117	$398,855

Ser. 14-115, Class QI, IO, 3.00%, 3/20/29		2,872,445	264,581

Ser. 16-H23, Class NI, IO, 2.584%, 10/20/66		4,714,764	647,337

Ser. 15-H09, Class AI, IO, 2.362%, 4/20/65		6,581,335	639,706

Ser. 15-H26, Class DI, IO, 2.282%, 10/20/65		3,125,560	341,936

Ser. 15-H03, Class DI, IO, 2.252%, 1/20/65		5,617,138	544,862

Ser. 16-H16, Class EI, IO, 2.18%, 6/20/66		3,879,389	493,846

Ser. 16-H07, Class HI, IO, 2.111%, 2/20/66		4,343,569	449,750

Ser. 14-H21, Class AI, IO, 1.958%, 10/20/64		3,271,821	308,860

Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65		3,435,840	323,313

Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65		3,481,761	281,326

Ser. 14-H12, Class BI, IO, 1.545%, 5/20/64		4,203,764	335,460

Ser. 16-H25, Class GI, IO, 1.511%, 11/20/66		4,837,982	298,020

			19,915,746

Commercial mortgage-backed securities (11.5%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.478%, 2/10/51		4,238,494	4,495

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42		31,904	6

Bayview Commercial Asset Trust 144A

Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,602,555	1

Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	388,697	1

Bear Stearns Commercial Mortgage Securities Trust 144A

FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39		$705,691	674,655

FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39		403,000	203,761

FRB Ser. 06-PW14, Class X1, IO, 0.534%, 12/11/38		565,953	6,344

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
0.208%, 11/15/44		2,125,594	83

CFCRE Commercial Mortgage Trust 144A

FRB Ser. 11-C1, Class E, 6.281%, 4/15/44		264,370	123,408

FRB Ser. 11-C2, Class E, 5.945%, 12/15/47		1,053,000	1,058,201

Citigroup Commercial Mortgage Trust

FRB Ser. 13-GC17, Class C, 5.259%, 11/10/46		522,000	551,036

Ser. 14-GC21, Class AS, 4.026%, 5/10/47		749,000	778,997

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.625%, 10/15/49		5,118,844	12,285

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.99%, 5/15/46		461,000	461,943

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3,
Class XA, IO, 2.229%, 10/15/45		2,735,058	198,315

COMM Mortgage Trust

FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47		478,000	479,519

FRB Ser. 14-CR18, Class C, 4.894%, 7/15/47		886,000	919,402

Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	371,634

FRB Ser. 12-CR1, Class XA, IO, 2.062%, 5/15/45		2,762,313	213,736

FRB Ser. 14-UBS6, Class XA, IO, 1.195%, 12/10/47		10,362,271	550,237

COMM Mortgage Trust 144A

Ser. 13-LC13, Class AM, 4.557%, 8/10/46		474,000	513,342

Ser. 13-LC13, Class E, 3.719%, 8/10/46		489,000	324,598

32 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2,
Class AX, IO, 0.11%, 1/15/49	$1,536,367	$9

Credit Suisse First Boston Mortgage Securities Corp. 144A

Ser. 98-C1, Class F, 6.00%, 5/17/40	35,541	36,099

FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38	71,105	12

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4,
Class AX, IO, 0.436%, 9/15/39	611,577	17

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.443%, 4/15/50	285,000	286,408

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%, 12/15/49	808,000	817,513

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.51%, 8/10/44	1,220,000	1,259,162

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.238%, 12/10/49	10,713,215	25,315

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO,
1.735%, 2/10/46	7,485,122	509,737

GS Mortgage Securities Corp. II 144A

FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46	421,000	400,455

FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46	650,000	505,375

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C,
4.179%, 6/10/46	476,000	464,052

GS Mortgage Securities Trust 144A

FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45	771,000	744,169

FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44	381,000	386,772

JPMBB Commercial Mortgage Securities Trust

FRB Ser. 14-C19, Class C, 4.822%, 4/15/47	486,000	493,748

FRB Ser. 13-C14, Class C, 4.709%, 8/15/46	333,000	340,842

FRB Ser. 13-C12, Class XA, IO, 0.812%, 7/15/45	24,907,194	587,810

JPMorgan Chase Commercial Mortgage Securities Trust

FRB Ser. 07-CB20, Class AJ, 6.37%, 2/12/51	52,000	53,274

FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45	914,000	155,380

Ser. 13-C10, Class AS, 3.372%, 12/15/47	133,000	134,545

FRB Ser. 13-LC11, Class XA, IO, 1.566%, 4/15/46	5,366,863	317,396

FRB Ser. 13-C16, Class XA, IO, 1.285%, 12/15/46	11,946,881	534,986

FRB Ser. 06-CB17, Class X, IO, 0.852%, 12/12/43	2,001,619	13,945

FRB Ser. 06-LDP8, Class X, IO, 0.536%, 5/15/45	529,717	18

FRB Ser. 07-LDPX, Class X, IO, 0.318%, 1/15/49	3,406,173	32,766

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 07-CB20, Class C, 6.47%, 2/12/51	401,000	352,880

FRB Ser. 12-C6, Class E, 5.313%, 5/15/45	1,313,000	1,233,170

FRB Ser. 12-C8, Class D, 4.807%, 10/15/45	1,260,000	1,224,594

FRB Ser. 12-LC9, Class D, 4.535%, 12/15/47	251,000	252,431

FRB Ser. 07-CB20, Class X1, IO, 0.45%, 2/12/51	4,253,774	2,538

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J,
5.60%, 10/15/35	117,019	119,324

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.474%, 2/15/40	84,103	8

Global Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (23.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

LB-UBS Commercial Mortgage Trust 144A

FRB Ser. 06-C6, Class XCL, IO, 0.628%, 9/15/39	$3,751,227	$23,445

FRB Ser. 07-C2, Class XCL, IO, 0.474%, 2/15/40	539,030	52

FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	46,837	3

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.369%, 4/20/48	373,000	314,129

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 5.608%, 12/15/49	52,970	318

Morgan Stanley Bank of America Merrill Lynch Trust

FRB Ser. 14-C14, Class C, 4.99%, 2/15/47	605,000	629,151

Ser. 12-C5, Class AS, 3.792%, 8/15/45	799,000	832,718

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 12-C6, Class XA, IO, 2.126%, 11/15/45	7,534,913	467,165

Morgan Stanley Capital I Trust

Ser. 07-HQ11, Class C, 5.558%, 2/12/44	477,000	145,485

Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44	251,832	250,951

Morgan Stanley Capital I Trust 144A

FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39	92,830	91,188

FRB Ser. 11-C3, Class D, 5.327%, 7/15/49	582,000	598,412

FRB Ser. 05-HQ5, Class X1, IO, 0.018%, 1/14/42	1,276,099	8,894

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.893%, 12/10/45	3,892,734	270,483

Wachovia Bank Commercial Mortgage Trust

FRB Ser. 05-C21, Class D, 5.471%, 10/15/44	357,000	354,535

FRB Ser. 07-C34, IO, 0.463%, 5/15/46	1,099,760	1,650

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C,
4.431%, 7/15/46	363,000	371,168

WF-RBS Commercial Mortgage Trust

Ser. 14-C19, Class C, 4.646%, 3/15/47	475,000	484,880

Ser. 13-C18, Class AS, 4.387%, 12/15/46	787,000	844,349

Ser. 13-UBS1, Class AS, 4.306%, 3/15/46	476,000	507,259

Ser. 13-C11, Class AS, 3.311%, 3/15/45	299,000	304,092

FRB Ser. 13-C14, Class XA, IO, 0.951%, 6/15/46	12,586,637	454,755

WF-RBS Commercial Mortgage Trust 144A

FRB Ser. 11-C5, Class C, 5.861%, 11/15/44	183,000	201,157

FRB Ser. 11-C5, Class E, 5.861%, 11/15/44	453,000	459,387

FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	417,000	431,720

Ser. 11-C4, Class E, 5.265%, 6/15/44	861,000	819,242

FRB Ser. 13-C15, Class D, 4.629%, 8/15/46	184,000	163,109

FRB Ser. 12-C10, Class D, 4.601%, 12/15/45	298,000	264,568

FRB Ser. 12-C10, Class XA, IO, 1.821%, 12/15/45	3,905,842	262,394

FRB Ser. 13-C12, Class XA, IO, 1.515%, 3/15/48	1,287,777	67,811

		28,355,219

Residential mortgage-backed securities (non-agency) (3.7%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.86%, 1/26/36	1,000,000	872,660

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3,
Class M6, 5.866%, 9/25/34	12,196	5,777

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.144%, 5/25/35	708,983	719,618

34 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.

Countrywide Alternative Loan Trust

FRB Ser. 06-OA10, Class 1A1, 1.622%, 8/25/46	$397,434	$354,209

FRB Ser. 06-OA7, Class 1A2, 1.602%, 6/25/46	843,697	776,201

FRB Ser. 06-OA10, Class 4A1, 1.181%, 8/25/46	739,792	658,415

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.891%, 10/25/28	166,780	193,412

Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.541%, 4/25/28	735,000	821,322

Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.991%, 7/25/25	20,000	22,259

Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.991%, 5/25/25	27,649	29,941

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7,
3.048%, 11/21/34	226,927	231,323

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
2.974%, 2/25/35	228,689	230,475

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	170,000	138,550

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, 1.171%, 1/25/37	320,287	280,324

WaMu Mortgage Pass-Through Certificates Trust

FRB Ser. 05-AR9, Class A1C3, 1.951%, 7/25/45	800,858	770,826

FRB Ser. 05-AR1, Class A1B, 1.771%, 1/25/45	277,750	254,141

FRB Ser. 05-AR19, Class A1C3, 1.491%, 12/25/45	634,731	602,867

FRB Ser. 05-AR13, Class A1C3, 1.481%, 10/25/45	1,755,999	1,629,026

FRB Ser. 05-AR2, Class 2A1B, 1.361%, 1/25/45	631,680	587,209

		9,178,555

Total mortgage-backed securities (cost $58,182,393)		$57,449,520

	Principal
ASSET-BACKED SECURITIES (0.7%)*	amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1.891%, 2/25/49	$1,675,000	$1,675,000

Total asset-backed securities (cost $1,675,000)		$1,675,000

PURCHASED SWAP OPTIONS OUTSTANDING
(0.3%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.
1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54		$18,595,500	$20,641

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		18,595,500	12,087

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		18,595,500	8,926

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698		18,595,500	7,252

Barclays Bank PLC
2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62		6,198,500	135,623

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	15,086,000	5,666

Global Income Trust 35

PURCHASED SWAP OPTIONS OUTSTANDING
(0.3%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		$12,397,000	$161,783

2.368/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.368		9,297,750	119,011

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		24,794,000	32,480

2.062/3 month USD-LIBOR-BBA/May-27	May-17/2.062		24,794,000	21,819

1.954/3 month USD-LIBOR-BBA/May-27	May-17/1.954		9,297,750	3,161

Goldman Sachs International
1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		18,595,500	26,034

JPMorgan Chase Bank N.A.
2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427		6,198,500	105,870

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498		6,198,500	77,791

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		12,397,000	51,943

0.843/6 month EUR-EURIBOR-Reuters/Jun-27	Jun-17/0.843	EUR	2,124,800	20,507

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		$6,198,500	19,773

Total purchased swap options outstanding (cost $883,291)				$830,367

	Principal
MUNICIPAL BONDS AND NOTES (0.2%)*	amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$100,000	$141,719

North TX, Tollway Auth. Rev. Bonds (Build America Bonds),
6.718%, 1/1/49	95,000	136,140

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	115,000	134,766

Total municipal bonds and notes (cost $310,615)		$412,625

	Expiration
	date/strike	Contract
PURCHASED OPTIONS OUTSTANDING (0.1%)*	price	amount	Value

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/$100.95	$5,000,000	$5

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/100.83	5,000,000	5

Federal National Mortgage Association 30 yr 3.50% TBA
commitments (Put)	May-17/100.71	5,000,000	5

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.76	5,000,000	60,385

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.63	5,000,000	65,190

Federal National Mortgage Association 30 yr 3.00% TBA
commitments (Call)	Jun-17/98.51	5,000,000	70,145

Total purchased options outstanding (cost $239,063)			$195,735

	Principal amount/
SHORT-TERM INVESTMENTS (6.5%)*		shares	Value

Putnam Short Term Investment Fund 0.87% L	Shares	9,752,925	$9,752,925

U.S. Treasury Bills 0.773%, 7/13/17 #∆§		$5,810,000	5,801,250

U.S. Treasury Bills 0.523%, 5/18/17		375,000	374,880

Total short-term investments (cost $15,928,877)			$15,929,055

TOTAL INVESTMENTS

Total investments (cost $358,419,781)			$355,972,727

36 Global Income Trust

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Global Income Trust 37

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $246,047,117.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $127,439,728 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	66.0%	Brazil	0.9%

Japan	11.4	Greece	0.7

Italy	2.6	Russia	0.7

France	2.6	Switzerland	0.6

United Kingdom	1.9	Argentina	0.6

Canada	1.6	Australia	0.6

Mexico	1.5	Ireland	0.6

Spain	1.4	Belgium	0.6

Germany	1.3	Other	2.0

Netherlands	1.2	Total	100.0%

Supra-Nation	1.2

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

38 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $116,542,359) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N. A.

	Australian Dollar	Buy	7/19/17	$771,664	$782,820	$(11,156)

	Brazilian Real	Buy	7/3/17	620,704	623,947	(3,243)

	British Pound	Buy	6/21/17	1,945,898	1,880,256	65,642

	Canadian Dollar	Buy	7/19/17	1,265,248	1,289,847	(24,599)

	Chilean Peso	Buy	7/19/17	1,217,996	1,227,153	(9,157)

	Chilean Peso	Sell	7/19/17	1,200,123	1,227,286	27,163

	Czech Koruna	Buy	6/21/17	158,878	152,884	5,994

	Euro	Buy	6/21/17	4,029,315	3,910,074	119,241

	Hong Kong Dollar	Buy	5/17/17	671,521	673,435	(1,914)

	Hong Kong Dollar	Sell	5/17/17	671,521	673,577	2,056

	Indian Rupee	Buy	5/17/17	659,518	625,695	33,823

	Japanese Yen	Buy	5/17/17	1,001,063	994,792	6,271

	Mexican Peso	Buy	7/19/17	14,488	21,452	(6,964)

	New Zealand Dollar	Sell	7/19/17	962,831	981,153	18,322

	Norwegian Krone	Sell	6/21/17	549,733	558,445	8,712

	Singapore Dollar	Sell	5/17/17	640,908	625,153	(15,755)

	Swedish Krona	Buy	6/21/17	641,658	629,752	11,906

Barclays Bank PLC

	Australian Dollar	Sell	7/19/17	7,179	4,562	(2,617)

	British Pound	Buy	6/21/17	550,320	519,004	31,316

	Canadian Dollar	Buy	7/19/17	607,210	618,427	(11,217)

	Euro	Buy	6/21/17	262,186	264,069	(1,883)

	Japanese Yen	Sell	5/17/17	528,008	511,571	(16,437)

	New Zealand Dollar	Sell	7/19/17	637,525	649,209	11,684

	Swedish Krona	Buy	6/21/17	642,246	630,143	12,103

	Swiss Franc	Sell	6/21/17	160,787	158,413	(2,374)

Citibank, N.A.

	Australian Dollar	Buy	7/19/17	431,784	441,918	(10,134)

	Brazilian Real	Buy	7/3/17	394,284	401,804	(7,520)

	British Pound	Buy	6/21/17	84,565	98,548	(13,983)

	Canadian Dollar	Buy	7/19/17	564,524	577,912	(13,388)

	Danish Krone	Sell	6/21/17	345,140	335,341	(9,799)

	Euro	Buy	6/21/17	31,995	17,516	14,479

	Indonesian Rupiah	Buy	5/17/17	621,981	615,885	6,096

	Indonesian Rupiah	Sell	5/17/17	621,981	620,302	(1,679)

	Japanese Yen	Sell	5/17/17	5,719,302	5,633,040	(86,262)

	Mexican Peso	Sell	7/19/17	144,696	144,908	212

	New Zealand Dollar	Sell	7/19/17	976,674	994,505	17,831

	Norwegian Krone	Sell	6/21/17	908,348	926,774	18,426

	South African Rand	Sell	7/19/17	1,129,272	1,113,074	(16,198)

	Swedish Krona	Buy	6/21/17	1,896,702	1,864,382	32,320

	Swedish Krona	Sell	6/21/17	1,891,707	1,886,913	(4,794)

	Thai Baht	Buy	5/17/17	393,052	388,260	4,792

Global Income Trust 39

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $116,542,359) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International

	Australian Dollar	Sell	7/19/17	$506,416	$509,841	$3,425

	Canadian Dollar	Buy	7/19/17	611,317	618,642	(7,325)

	Euro	Buy	6/21/17	100,900	101,408	(508)

	Hong Kong Dollar	Buy	5/17/17	667,393	669,268	(1,875)

	Hong Kong Dollar	Sell	5/17/17	667,393	669,422	2,029

	New Zealand Dollar	Sell	7/19/17	902,663	919,406	16,743

	Norwegian Krone	Sell	6/21/17	620,633	627,273	6,640

	Swedish Krona	Buy	6/21/17	656,078	643,619	12,459

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	67,677	70,091	2,414

	British Pound	Sell	6/21/17	5,133,161	4,829,675	(303,486)

	Canadian Dollar	Buy	7/19/17	34,178	34,844	(666)

	Euro	Sell	6/21/17	11,967,389	11,615,342	(352,047)

	Indian Rupee	Buy	5/17/17	670,003	625,009	44,994

	Japanese Yen	Sell	5/17/17	11,433,622	11,247,994	(185,628)

	New Zealand Dollar	Sell	7/19/17	786,095	801,463	15,368

	Norwegian Krone	Sell	6/21/17	1,876,257	1,871,626	(4,631)

	Russian Ruble	Buy	6/21/17	160,007	152,074	7,933

	South African Rand	Buy	7/19/17	41,049	44,618	(3,569)

	South Korean Won	Buy	5/17/17	1,299,570	1,283,261	16,309

	South Korean Won	Sell	5/17/17	1,299,570	1,263,052	(36,518)

	Swedish Krona	Buy	6/21/17	1,223,733	1,201,855	21,878

HSBC Bank USA, National Association

	Canadian Dollar	Buy	7/19/17	605,817	616,689	(10,872)

	Euro	Buy	6/21/17	1,163,292	1,139,796	23,496

	Hong Kong Dollar	Buy	5/17/17	666,608	668,500	(1,892)

	Hong Kong Dollar	Sell	5/17/17	666,608	668,620	2,012

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	1,984,236	2,020,206	(35,970)

	Brazilian Real	Buy	7/3/17	280	285	(5)

	British Pound	Sell	6/21/17	332,553	337,218	4,665

	Canadian Dollar	Sell	7/19/17	169,643	173,426	3,783

	Czech Koruna	Buy	7/19/17	647,699	639,507	8,192

	Czech Koruna	Sell	7/19/17	647,699	630,375	(17,324)

	Euro	Buy	6/21/17	8,154,286	7,943,371	210,915

	Euro	Buy	7/19/17	642,710	628,537	14,173

	Euro	Sell	7/19/17	642,710	634,280	(8,430)

	Hong Kong Dollar	Buy	5/17/17	613,497	615,443	(1,946)

	Hong Kong Dollar	Sell	5/17/17	613,497	615,032	1,535

	Indonesian Rupiah	Buy	5/17/17	622,455	614,926	7,529

	Indonesian Rupiah	Sell	5/17/17	622,455	612,740	(9,715)

	Japanese Yen	Sell	5/17/17	2,773,843	2,719,730	(54,113)

	New Zealand Dollar	Sell	7/19/17	1,468,232	1,495,261	27,029

	Norwegian Krone	Sell	6/21/17	733,148	734,434	1,286

40 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $116,542,359) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Singapore Dollar	Buy	5/17/17	$202,588	$201,433	$1,155

	South Korean Won	Buy	5/17/17	1,474,496	1,515,482	(40,986)

	Swedish Krona	Sell	6/21/17	176,110	169,144	(6,966)

	Swiss Franc	Buy	6/21/17	259,981	256,421	3,560

Royal Bank of Scotland PLC (The)

	British Pound	Buy	6/21/17	648,244	610,231	38,013

	Czech Koruna	Buy	7/19/17	647,695	639,240	8,455

	Czech Koruna	Sell	7/19/17	647,695	630,994	(16,701)

	Euro	Sell	6/21/17	29,484	12,858	(16,626)

	Euro	Buy	7/19/17	642,929	628,735	14,194

	Euro	Sell	7/19/17	642,929	633,168	(9,761)

	Japanese Yen	Sell	5/17/17	625,133	622,526	(2,607)

	New Zealand Dollar	Buy	7/19/17	1,851	582	1,269

	Norwegian Krone	Sell	6/21/17	310,183	309,832	(351)

	Swedish Krona	Buy	6/21/17	322,963	308,219	14,744

	Turkish Lira	Buy	6/21/17	1,077,734	1,052,151	25,583

State Street Bank and Trust Co.

	Australian Dollar	Sell	7/19/17	4,636	3,149	(1,487)

	British Pound	Buy	6/21/17	5,318	21,968	(16,650)

	Euro	Buy	6/21/17	474,685	471,934	2,751

	Hungarian Forint	Buy	6/21/17	212,584	210,866	1,718

	Israeli Shekel	Buy	7/19/17	73,881	73,677	204

	Japanese Yen	Sell	5/17/17	22,582	9,975	(12,607)

	New Zealand Dollar	Sell	7/19/17	293,236	295,772	2,536

	Polish Zloty	Sell	6/21/17	288,304	274,234	(14,070)

	Singapore Dollar	Sell	5/17/17	640,764	626,393	(14,371)

	Swedish Krona	Buy	6/21/17	367,683	353,980	13,703

UBS AG

	Australian Dollar	Buy	7/19/17	302,788	317,472	(14,684)

	British Pound	Sell	6/21/17	625,935	617,436	(8,499)

	Canadian Dollar	Buy	7/19/17	616,378	620,652	(4,274)

	Euro	Buy	6/21/17	56,564	68,804	(12,240)

	Japanese Yen	Buy	5/17/17	608,756	618,222	(9,466)

	New Zealand Dollar	Sell	7/19/17	1,197,817	1,216,623	18,806

	Norwegian Krone	Buy	6/21/17	613,982	624,186	(10,204)

	Norwegian Krone	Sell	6/21/17	616,228	615,154	(1,074)

	Swedish Krona	Buy	6/21/17	615,715	593,105	22,610

	Turkish Lira	Buy	6/21/17	627,362	604,741	22,621

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	439,039	438,177	(862)

	Canadian Dollar	Buy	7/19/17	5,647	5,011	636

	Euro	Sell	6/21/17	37,455	26,073	(11,382)

	Japanese Yen	Sell	5/17/17	308,757	307,930	(827)

	New Zealand Dollar	Sell	7/19/17	327,363	333,449	6,086

Total						$(432,448)

Global Income Trust 41

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Long)	3	$306,714	Jun-17	$7,156

Euro-Bobl 5 yr (Long)	9	1,292,716	Jun-17	74

Euro-Bund 10 yr (Long)	11	1,938,496	Jun-17	10,754

Euro-Bund 10 yr (Short)	31	5,463,034	Jun-17	(31,151)

Euro-Buxl 30 yr (Short)	8	1,474,127	Jun-17	(22,505)

Euro-OAT 10 yr (Short)	8	1,305,765	Jun-17	(41,054)

Euro-Schatz 2 yr (Short)	24	2,934,312	Jun-17	1,503

Japanese Government Bond
10 yr (Short)	10	13,547,432	Jun-17	(95,130)

U.K. Gilt 10 yr (Long)	18	2,990,434	Jun-17	61,977

U.S. Treasury Bond 30 yr (Short)	12	1,835,625	Jun-17	(46,524)

U.S. Treasury Bond Ultra 30 yr (Long)	49	7,983,938	Jun-17	56,559

U.S. Treasury Note 2 yr (Short)	3	649,828	Jun-17	(22)

U.S. Treasury Note 5 yr (Short)	39	4,617,844	Jun-17	(19,218)

U.S. Treasury Note 10 yr (Long)	95	11,943,281	Jun-17	75,655

U.S. Treasury Note 10 yr (Short)	114	14,331,938	Jun-17	(95,914)

U.S. Treasury Note Ultra 10 yr (Long)	27	3,657,234	Jun-17	33,696

Total				$(104,144)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $1,496,793) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$6,198,500	$2,417

(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	6,198,500	12,893

(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993	18,595,500	39,051

Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736	18,592,000	5,578

(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905	6,198,500	57,708

(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40	6,198,500	82,005

Citibank, N.A.

2.7055/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.7055	9,297,750	1,488

2.51275/3 month USD-LIBOR-BBA/May-27	May-17/2.51275	9,297,750	5,672

(2.068)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.068	9,297,750	16,922

(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	24,794,000	37,687

(2.196)/3 month USD-LIBOR-BBA/May-27	May-17/2.196	12,397,000	42,398

(2.218)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.218	9,297,750	50,859

(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206	12,397,000	70,663

Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674	18,595,500	9,298

(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779	18,595,500	16,178

42 Global Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $1,496,793) (Unaudited) cont.

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799		$12,397,000	$13,637

(1.389)/6 month EUR-EURIBOR-Reuters/Jun-47	Jun-17/1.389	EUR	818,000	17,874

2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		$6,198,500	62,853

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		3,723,000	176,433

(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657		6,198,500	181,739

Total				$903,353

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $239,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/$100.38	$5,000,000	$5

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/100.26	5,000,000	5

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/100.13	5,000,000	5

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.81	5,000,000	5

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.69	5,000,000	5

Federal National Mortgage Association
30 yr 3.50% TBA commitments (Put)	May-17/99.56	5,000,000	5

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/100.13	5,000,000	20,310

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/100.01	5,000,000	22,890

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.88	5,000,000	25,690

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.45	5,000,000	37,195

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.32	5,000,000	40,970

Federal National Mortgage Association
30 yr 3.00% TBA commitments (Call)	Jun-17/99.20	5,000,000	44,945

Total			$192,030

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	$1,859,600	$(65,551)	$3,422

2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	2,479

Global Income Trust 43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A. cont.

(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	$1,859,600	$(199,535)	$(16,074)

(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(20,753)

2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	40,186

(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	(3,329)

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	4,389

(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,942)	(10,525)

Credit Suisse International

2.165/3 month USD-LIBOR-BBA/
May-27 (Purchased)	May-17/2.165	16,556,500	(55,406)	(2,733)

(2.2725)/3 month USD-LIBOR-BBA/
May-27 (Written)	May-17/2.2725	8,278,200	55,406	(2,728)

Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	2,938

(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(2,507)

JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	22,817

(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	(43,310)

2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	52,607

(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	(22,743)

Total			$(506,085)	$4,136

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $48,016,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 5/1/47	$1,000,000	5/11/17	$1,053,281

Federal National Mortgage Association, 3.50%, 5/1/47	38,000,000	5/11/17	39,077,657

Federal National Mortgage Association, 3.00%, 5/1/47	8,000,000	5/11/17	7,993,125

Total			$48,124,063

44 Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International

KRW	6,086,000,000	$—	12/9/21	3 month KRW-CD-	1.67%	$(6,724)
				KSDA-BLOOMBERG

JPMorgan Chase Bank N.A.

MXN	18,821,000	—	1/1/26	1 month MXN-TIIE-	6.16%	(84,889)
				BANXICO

MXN	21,780,000	—	10/6/21	1 month MXN-TIIE-	5.93%	(59,169)
				BANXICO

MXN	8,802,000	—	10/8/21	1 month MXN-TIIE-	5.895%	(24,557)
				BANXICO

MXN	9,124,000	—	10/26/21	1 month MXN-TIIE-	6.09%	(22,106)
				BANXICO

MYR	3,770,000	—	11/14/21	3 month MYR-	4.08%	13,259
				KLIBOR-BNM

THB	42,200,000	—	11/16/21	6 month THB-SIBOR- 2.07%		1,945
				THFX6M

Total		$—				$(182,241)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$47,228,600 E	$7,202	6/21/19	1.75%	3 month USD-	$(97,456)
				LIBOR-BBA

26,405,600 E	18,314	6/21/22	2.20%	3 month USD-	(274,656)
				LIBOR-BBA

24,545,300 E	16,847	6/21/27	2.50%	3 month USD-	(480,686)
				LIBOR-BBA

2,543,000 E	26,786	6/21/47	2.70%	3 month USD-	(69,502)
				LIBOR-BBA

2,918,000 E	(81,947)	6/21/27	3 month USD-	2.65%	17,051
			LIBOR-BBA

1,733,000 E	6,569	6/21/22	2.30%	3 month USD-	(20,951)
				LIBOR-BBA

9,297,800	(9,421)	4/19/27	3 month USD-	2.297%	32,043
			LIBOR-BBA

9,297,800	22,191	4/19/27	2.435%	3 month USD-	(136,573)
				LIBOR-BBA

1,689,000	(22)	4/4/27	3 month USD-	2.39859%	24,257
			LIBOR-BBA

714,000	(11)	4/5/27	3 month USD-	2.3365%	6,177
			LIBOR-BBA

2,134,000	(28)	4/11/27	3 month USD-	2.30%	10,758
			LIBOR-BBA

2,134,000	(28)	4/11/27	3 month USD-	2.2955%	9,878
			LIBOR-BBA

2,134,000	(28)	4/11/27	3 month USD-	2.286%	8,025
			LIBOR-BBA

Global Income Trust 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,343,000	$(18)	4/12/27	2.332%	3 month USD-	$(10,697)
					LIBOR-BBA

	2,750,000	(36)	4/18/27	3 month USD-	2.24947%	365
				LIBOR-BBA

	1,833,300	(24)	4/18/27	2.26748%	3 month USD-	(3,310)
					LIBOR-BBA

	1,833,300	(24)	4/18/27	3 month USD-	2.26833%	3,405
				LIBOR-BBA

	1,204,000	(16)	4/18/27	3 month USD-	2.217%	(3,415)
				LIBOR-BBA

	1,294,000	(17)	4/19/27	2.2205%	3 month USD-	3,261
					LIBOR-BBA

	1,887,000	(25)	4/19/27	2.193%	3 month USD-	9,499
					LIBOR-BBA

	3,206,500	(43)	4/21/27	2.16803%	3 month USD-	23,698
					LIBOR-BBA

	619,000	(8)	4/21/27	2.162%	3 month USD-	4,916
					LIBOR-BBA

	1,880,000	(25)	4/24/27	2.18336%	3 month USD-	11,518
					LIBOR-BBA

	1,820,000	(24)	4/24/27	2.20876%	3 month USD-	6,924
					LIBOR-BBA

	2,594,000	(34)	4/25/27	3 month USD-	2.1825%	(16,257)
				LIBOR-BBA

	6,403,000	(52)	4/26/22	1.93%	3 month USD-	(404)
					LIBOR-BBA

	1,256,000	(17)	4/28/27	2.3095%	3 month USD-	(6,468)
					LIBOR-BBA

	570,000	(8)	5/2/27	3 month USD-	2.2855%	1,563
				LIBOR-BBA

	12,397,000	35,787	4/12/27	3 month USD-	2.43%	(173,903)
				LIBOR-BBA

AUD	2,254,000 E	(6)	2/13/20	3 month AUD-BBR-	2.388%	2,922
				BBSW

AUD	2,257,000 E	(6)	2/15/20	3 month AUD-BBR-	2.446%	3,850
				BBSW

AUD	2,254,000 E	(6)	2/15/20	3 month AUD-BBR-	2.475%	4,318
				BBSW

AUD	2,257,000 E	(6)	2/16/20	3 month AUD-BBR-	2.516%	4,929
				BBSW

AUD	5,004,000 E	6,892	6/28/22	2.60%	6 month AUD-	(15,864)
					BBR-BBSW

AUD	1,199,000 E	(19,020)	6/28/27	6 month AUD-BBR-	3.00%	(10,636)
				BBSW

AUD	180,000 E	519	6/28/27	6 month AUD-BBR-	3.001%	1,790
				BBSW

AUD	1,520,000 E	(9,641)	6/28/22	6 month AUD-BBR-	2.601%	(2,675)
				BBSW

46 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	8,531,000 E	$(34,919)	6/21/22	3 month CAD-BA-	1.70%	$62,844
				CDOR

CAD	2,578,000 E	(21,262)	6/21/27	3 month CAD-BA-	2.15%	38,880
				CDOR

CAD	1,250,000 E	(6,781)	6/21/27	3 month CAD-BA-	2.151%	22,466
				CDOR

CAD	1,010,000 E	(4,559)	6/21/47	3 month CAD-BA-	2.501%	30,917
				CDOR

CAD	1,220,000 E	(3,705)	6/21/22	3 month CAD-BA-	1.701%	10,319
				CDOR

CHF	1,329,000 E	23,558	6/21/27	6 month CHF-	0.10%	16,391
				LIBOR-BBA

CHF	1,000 E	10	6/21/22	0.40%	6 month CHF-	5
					LIBOR-BBA

EUR	1,186,000 E	(25)	1/24/32	6 month EUR-	1.665%	186
				EURIBOR-REUTERS

EUR	2,376,000 E	(9)	2/18/20	1 day EUR-	0.124%	1,098
				EURIBOR-REUTERS

EUR	2,376,000 E	(9)	2/18/20	1 day EUR-	0.104%	570
				EURIBOR-REUTERS

EUR	2,744,000 E	(27)	6/21/22	0.40%	6 month EUR-	(25,171)
					EURIBOR-
					REUTERS

EUR	6,320,000 E	(160,407)	6/21/27	6 month EUR-	1.00%	(40,481)
				EURIBOR-REUTERS

EUR	9,504,000 E	(38)	3/22/20	0.028%	1 day EUR-	(10,495)
					EURIBOR-
					REUTERS

EUR	5,140,000 E	(41,321)	6/21/22	6 month EUR-	0.401%	6,058
				EURIBOR-REUTERS

EUR	6,400,000 E	(119,968)	6/21/27	6 month EUR-	1.001%	2,160
				EURIBOR-REUTERS

EUR	11,320,000 E	(8,720)	6/21/19	0.051%	6 month EUR-	8,198
					EURIBOR-
					REUTERS

EUR	110,000 E	(3,138)	6/21/47	6 month EUR-	1.501%	(871)
				EURIBOR-REUTERS

EUR	5,716,000	(50)	4/26/22	0.21%	6 month EUR-	(3,639)
					EURIBOR-
					REUTERS

GBP	1,078,000 E	(20)	1/19/32	1.912%	6 month GBP-	(34,346)
					LIBOR-BBA

GBP	1,996,000 E	(9)	2/11/20	0.918%	6 month GBP-	(4,368)
					LIBOR-BBA

GBP	1,996,000 E	(9)	2/14/20	0.955%	6 month GBP-	(5,288)
					LIBOR-BBA

GBP	4,797,000 E	(45,759)	6/21/22	0.80%	6 month GBP-	(40,683)
					LIBOR-BBA

Global Income Trust 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	706,000 E	$(8,701)	6/21/27	6 month GBP-	1.25%	$(1,665)
				LIBOR-BBA

GBP	1,330,000 E	(8,201)	6/21/27	1.251%	6 month GBP-	(21,621)
					LIBOR-BBA

GBP	1,810,000 E	18,872	6/21/22	6 month GBP-	0.801%	17,074
				LIBOR-BBA

HUF	171,200,000	(8)	2/28/27	6 month HUF-	2.65%	8,198
				BUBOR-NATIONAL
				BANK OF HUNGARY

HUF	791,500,000	(10)	2/28/19	0.715%	6 month	(12,725)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	490,490,000	(6)	3/1/19	0.69%	6 month	(6,977)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	111,460,000	(5)	3/1/27	6 month HUF-	2.60%	3,473
				BUBOR-NATIONAL
				BANK OF HUNGARY

HUF	374,560,000	(5)	3/20/19	0.745%	6 month	(6,471)
					HUF-BUBOR-
					NATIONAL BANK
					OF HUNGARY

HUF	83,320,000	(4)	3/20/27	6 month HUF-	2.905%	10,020
				BUBOR-NATIONAL
				BANK OF HUNGARY

JPY	97,000,000	(34)	9/2/43	1.87875%	6 month JPY-	(253,031)
					LIBOR-BBA

MXN	8,980,000	(6)	12/3/26	7.715%	1 month MXN-	(9,173)
					TIIE-BANXICO

MXN	6,330,000	(4)	12/24/26	8.12%	1 month MXN-	(16,118)
					TIIE-BANXICO

MXN	6,240,000	(4)	1/7/27	8.20%	1 month MXN-	(17,950)
					TIIE-BANXICO

MXN	9,870,000	(10)	3/9/32	1 month MXN-TIIE-	7.67%	(876)
				BANXICO

MXN	4,805,000	(5)	3/12/32	1 month MXN-TIIE-	7.67%	(453)
				BANXICO

NOK	107,000 E	116	6/21/22	1.75%	6 month NOK-	(9)
					NIBOR-NIBR

NOK	16,019,000 E	(8,133)	6/21/27	6 month NOK-	2.10%	19,206
				NIBOR-NIBR

NZD	5,333,000 E	(15)	2/13/20	3 month NZD-	3.14%	6,986
				BBR-FRA

NZD	6,768,000 E	(15,352)	6/21/22	3 month NZD-	3.20%	41,271
				BBR-FRA

NZD	5,612,000 E	(55,608)	6/21/27	3 month NZD-	3.75%	56,843
				BBR-FRA

48 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NZD	5,333,000 E	$(14)	3/29/20	3 month NZD-	3.0475%	$2,062
				BBR-FRA

SEK	11,927,000 E	(17,865)	6/21/22	3 month SEK-	0.55%	(3,862)
				STIBOR-SIDE

SEK	20,314,000 E	(22,821)	6/21/27	3 month SEK-	1.35%	27,594
				STIBOR-SIDE

SEK	46,094,000 E	(20)	3/22/20	3 month SEK-	0.513%	13,084
				STIBOR-SIDE

ZAR	4,010,000	(4)	10/11/26	8.32625%	3 month ZAR-	(8,086)
					JIBAR-SAFEX

ZAR	19,400,000	(6)	3/9/19	3 month ZAR-	7.305%	3,124
				JIBAR-SAFEX

ZAR	39,240,000	(12)	3/24/19	3 month ZAR-	7.11%	(4,154)
				JIBAR-SAFEX

ZAR	8,990,000	(9)	3/24/27	7.785%	3 month ZAR-	8,463
					JIBAR-SAFEX

Total		$(524,475)				$(1,243,329)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.

$352,504	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(620)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Barclays Bank PLC

118,371	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(98)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

351,752	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(619)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,425	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

264,840	—	1/12/40	4.50% (1 month	Synthetic MBX Index	521
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

191,203	—	1/12/40	4.50% (1 month	Synthetic MBX Index	376
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

43,541	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(146)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

421,912	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(387)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Global Income Trust 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.

	$178,303	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$(163)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	231,273	—	1/12/38	6.50% (1 month	Synthetic TRS Index	328
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	413,917	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(459)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	190,330	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(241)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	304,617	—	1/12/40	5.00% (1 month	Synthetic MBX Index	819
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	5,906,999	—	1/12/41	5.00% (1 month	Synthetic MBX Index	19,550
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,078,961	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,058)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	5,576
					HICP excluding
					tobacco

EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone	3,379
					HICP excluding
					tobacco

EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone	5,380
					HICP excluding
					tobacco

Citibank, N.A.

	$112,162	—	1/12/41	5.00% (1 month	Synthetic MBX Index	371
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Credit Suisse International

	474,981	—	1/12/41	4.50% (1 month	Synthetic MBX Index	(551)
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

	301,976	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(335)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	279,358	—	1/12/44	3.50% (1 month	Synthetic TRS Index	353
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	77,063	—	1/12/43	3.50% (1 month	Synthetic TRS Index	98
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

50 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.

$668,972	$—	1/12/45	4.00% (1 month	Synthetic TRS Index	$(1,072)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

587,499	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(941)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

588,397	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(539)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,249,559	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	2,199
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Goldman Sachs International

91,677	—	1/12/39	6.00% (1 month	Synthetic TRS Index	64
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

16,468	—	1/12/38	6.50% (1 month	Synthetic TRS Index	23
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

293,864	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(242)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

293,864	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(242)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

23,659	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(89)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

28,383	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(107)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

536,077	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,016)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

829,863	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(684)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

436,987	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(360)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

497,983	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(552)
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

335,146	—	1/12/43	3.50% (1 month	Synthetic TRS Index	424
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

699,325	—	1/12/44	3.50% (1 month	Synthetic TRS Index	885
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Global Income Trust 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.

	$583,065	$—	1/12/45	4.00% (1 month	Synthetic TRS Index	$(934)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone	170
					HICP excluding
					tobacco

EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone	56
					HICP excluding
					tobacco

EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone	11,451
					HICP excluding
					tobacco

EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone	9,608
					HICP excluding
					tobacco

JPMorgan Chase Bank N.A.

	$545,303	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(960)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	497,983	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(552)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

JPMorgan Securities LLC

	221,879	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(281)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	978,684	—	1/12/44	(3.50%) 1 month	Synthetic TRS Index	(1,238)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,972,948	—	1/12/42	(4.00%) 1 month	Synthetic TRS Index	1,627
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	391,040	(1,344)	1/12/41	(5.00%) 1 month	Synthetic MBX Index	—
				USD-LIBOR	5.00% 30 year Ginnie
					Mae II pools

Total		$(1,344)				$44,775

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.

CMBX NA BBB–	BBB–/P	$2,666	$39,000	5/11/63	300 bp	$(1,671)
Index

CMBX NA BBB–	BBB–/P	5,303	88,000	5/11/63	300 bp	(4,482)
Index

CMBX NA BBB–	BBB–/P	10,865	176,000	5/11/63	300 bp	(8,706)
Index

52 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International

CMBX NA BB Index	—	$(842)	$6,000	1/17/47	(500 bp)	$137

CMBX NA A Index	A/P	17,943	341,000	5/11/63	200 bp	4,144

CMBX NA A Index	A/P	35,222	731,000	5/11/63	200 bp	5,641

CMBX NA A Index	A/P	40,288	828,000	5/11/63	200 bp	6,782

CMBX NA BB Index	—	(25,805)	1,462,000	5/11/63	(500 bp)	248,892

CMBX NA BB Index	—	(35,847)	189,000	1/17/47	(500 bp)	(5,008)

CMBX NA BBB–	BBB–/P	3,048	25,000	5/11/63	300 bp	268
Index

CMBX NA BBB–	BBB–/P	3,020	27,000	5/11/63	300 bp	13
Index

CMBX NA BBB–	BBB–/P	3,299	27,000	5/11/63	300 bp	297
Index

CMBX NA BBB–	BBB–/P	5,345	63,000	5/11/63	300 bp	(1,661)
Index

CMBX NA BBB–	BBB–/P	13,606	103,000	5/11/63	300 bp	2,152
Index

CMBX NA BBB–	BBB–/P	12,509	159,000	5/11/63	300 bp	(5,172)
Index

CMBX NA BBB–	BBB–/P	22,159	182,000	5/11/63	300 bp	1,921
Index

CMBX NA BBB–	BBB–/P	29,617	204,000	5/11/63	300 bp	6,932
Index

CMBX NA BBB–	BBB–/P	18,467	222,000	5/11/63	300 bp	(6,219)
Index

CMBX NA BBB–	BBB–/P	15,027	307,000	5/11/63	300 bp	(19,111)
Index

CMBX NA BBB–	BBB–/P	100,616	2,051,000	5/11/63	300 bp	(127,453)
Index

CMBX NA BBB–	BBB–/P	23,081	292,000	1/17/47	300 bp	(285)
Index

Goldman Sachs International

CMBX NA BB Index	—	(48,592)	475,000	5/11/63	(500 bp)	40,692

CMBX NA BB Index	—	(6,053)	40,000	1/17/47	(500 bp)	474

CMBX NA A Index	A/P	10,274	184,000	5/11/63	200 bp	2,828

CMBX NA A Index	A/P	9,804	199,000	5/11/63	200 bp	1,751

CMBX NA A Index	A/P	16,946	333,000	5/11/63	200 bp	3,471

CMBX NA A Index	A/P	18,006	346,000	5/11/63	200 bp	4,004

CMBX NA A Index	A/P	17,515	346,000	5/11/63	200 bp	3,514

CMBX NA A Index	A/P	17,515	346,000	5/11/63	200 bp	3,514

CMBX NA A Index	A/P	35,696	708,000	1/17/47	200 bp	11,860

CMBX NA BB Index	—	(45,077)	222,000	1/17/47	(500 bp)	(8,854)

CMBX NA BBB–	BBB–/P	2,399	46,000	5/11/63	300 bp	(2,716)
Index

CMBX NA BBB–	BBB–/P	6,093	77,000	5/11/63	300 bp	(2,470)
Index

Global Income Trust 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.

CMBX NA BBB–	BBB–/P	$10,491	$154,000	5/11/63	300 bp	$(6,633)
Index

CMBX NA BBB–	BBB–/P	21,307	175,000	5/11/63	300 bp	1,847
Index

CMBX NA BBB–	BBB–/P	18,825	218,000	5/11/63	300 bp	(5,417)
Index

CMBX NA BBB–	BBB–/P	48,302	515,000	5/11/63	300 bp	(8,966)
Index

CMBX NA BBB–	BBB–/P	46,305	616,000	5/11/63	300 bp	(22,194)
Index

CMBX NA BBB–	—	(14,803)	218,000	1/17/47	(300 bp)	2,724
Index

CMBX NA BBB–	—	(3,519)	51,000	1/17/47	(300 bp)	581
Index

CMBX NA BBB–	—	(1,246)	12,000	1/17/47	(300 bp)	(281)
Index

CMBX NA BBB–	BBB–/P	6,578	89,000	1/17/47	300 bp	(577)
Index

CMBX NA BBB–	BBB–/P	16,952	199,000	1/17/47	300 bp	952
Index

CMBX NA BBB–	BBB–/P	21,186	269,000	1/17/47	300 bp	(441)
Index

JPMorgan Securities LLC

CMBX NA A Index	A/P	9,807	181,000	5/11/63	200 bp	2,482

CMBX NA A Index	A/P	9,756	183,000	5/11/63	200 bp	2,351

CMBX NA A Index	A/P	20,955	386,000	5/11/63	200 bp	5,335

CMBX NA BB Index	—	(17,856)	127,000	5/11/63	(500 bp)	6,015

CMBX NA BB Index	—	(12,630)	95,000	5/11/63	(500 bp)	5,226

CMBX NA BB Index	—	(7,479)	52,000	5/11/63	(500 bp)	2,295

CMBX NA BB Index	—	(20,201)	118,000	1/17/47	(500 bp)	(947)

CMBX NA BBB–	BBB–/P	1,752	12,000	5/11/63	300 bp	418
Index

CMBX NA BBB–	BBB–/P	1,049	17,000	5/11/63	300 bp	(842)
Index

CMBX NA BBB–	BBB–/P	2,837	25,000	5/11/63	300 bp	57
Index

CMBX NA BBB–	BBB–/P	2,843	25,000	5/11/63	300 bp	63
Index

CMBX NA BBB–	BBB–/P	3,178	26,000	5/11/63	300 bp	286
Index

CMBX NA BBB–	BBB–/P	3,178	26,000	5/11/63	300 bp	286
Index

CMBX NA BBB–	BBB–/P	2,241	35,000	5/11/63	300 bp	(1,651)
Index

CMBX NA BBB–	BBB–/P	1,865	35,000	5/11/63	300 bp	(2,027)
Index

54 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.

CMBX NA BBB–	BBB–/P	$1,783	$35,000	5/11/63	300 bp	$(2,109)
Index

CMBX NA BBB–	BBB–/P	5,317	77,000	5/11/63	300 bp	(3,246)
Index

CMBX NA BBB–	BBB–/P	10,154	82,000	5/11/63	300 bp	1,035
Index

CMBX NA BBB–	BBB–/P	12,394	86,000	5/11/63	300 bp	2,830
Index

CMBX NA BBB–	BBB–/P	14,850	102,000	5/11/63	300 bp	3,508
Index

CMBX NA BBB–	BBB–/P	5,257	119,000	5/11/63	300 bp	(7,976)
Index

CMBX NA BBB–	BBB–/P	29,457	199,000	5/11/63	300 bp	7,328
Index

CMBX NA BBB–	BBB–/P	29,457	199,000	5/11/63	300 bp	7,328
Index

CMBX NA BBB–	BBB–/P	18,909	231,000	5/11/63	300 bp	(6,779)
Index

CMBX NA BBB–	BBB–/P	30,584	247,000	5/11/63	300 bp	3,118
Index

CMBX NA BBB–	BBB–/P	31,054	396,000	5/11/63	300 bp	(12,981)
Index

CMBX NA BBB–	BBB–/P	97,805	1,159,000	5/11/63	300 bp	(31,076)
Index

CMBX NA BBB–	—	(915)	17,000	1/17/47	(300 bp)	452
Index

CMBX NA BBB–	BBB–/P	2,065	79,000	1/17/47	300 bp	(4,286)
Index

CMBX NA BBB–	BBB–/P	4,980	90,000	1/17/47	300 bp	(2,256)
Index

CMBX NA BBB–	BBB–/P	5,380	102,000	1/17/47	300 bp	(2,821)
Index

CMBX NA BBB–	BBB–/P	15,352	156,000	1/17/47	300 bp	2,809
Index

CMBX NA BBB–	BBB–/P	35,698	270,000	1/17/47	300 bp	13,990
Index

Total		$855,367				$105,289

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Global Income Trust 55

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 28	B+/P	$247,089	$3,348,000	6/20/22	500 bp	$(20,778)
Index

Total		$247,089				$(20,778)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

56 Global Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$1,675,000	$—

Corporate bonds and notes	—	76,558,026	574,600

Foreign government and agency bonds and notes	—	92,951,908	—

Mortgage-backed securities	—	57,449,520	—

Municipal bonds and notes	—	412,625	—

Purchased options outstanding	—	195,735	—

Purchased swap options outstanding	—	830,367	—

U.S. government and agency mortgage obligations	—	109,395,891	—

Short-term investments	9,752,925	6,176,130	—

Totals by level	$9,752,925	$345,645,202	$574,600

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(432,448)	$—

Futures contracts	(104,144)	—	—

Written options outstanding	—	(192,030)	—

Written swap options outstanding	—	(903,353)	—

Forward premium swap option contracts	—	4,136	—

TBA sale commitments	—	(48,124,063)	—

Interest rate swap contracts	—	(901,095)	—

Total return swap contracts	—	46,119	—

Credit default contracts	—	(1,017,945)	—

Totals by level	$(104,144)	$(51,520,679)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 57

Statement of assets and liabilities 4/30/17 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $348,666,856)	$346,219,802
Affiliated issuers (identified cost $9,752,925) (Note 5)	9,752,925

Cash	87,335

Interest and other receivables	2,655,523

Receivable for shares of the fund sold	465,682

Receivable for investments sold	910,288

Receivable for sales of delayed delivery securities (Note 1)	44,105,139

Receivable for variation margin (Note 1)	321,005

Unrealized appreciation on forward premium swap option contracts (Note 1)	128,838

Unrealized appreciation on forward currency contracts (Note 1)	1,101,840

Unrealized appreciation on OTC swap contracts (Note 1)	501,068

Premium paid on OTC swap contracts (Note 1)	242,209

Prepaid assets	64,406

Total assets	406,556,060

LIABILITIES

Payable to custodian	6,984

Payable for investments purchased	1,287,389

Payable for purchases of delayed delivery securities (Note 1)	104,854,740

Payable for shares of the fund repurchased	726,581

Payable for compensation of Manager (Note 2)	110,347

Payable for custodian fees (Note 2)	68,087

Payable for investor servicing fees (Note 2)	91,567

Payable for Trustee compensation and expenses (Note 2)	177,741

Payable for administrative services (Note 2)	1,006

Payable for distribution fees (Note 2)	50,170

Payable for variation margin (Note 1)	380,835

Unrealized depreciation on OTC swap contracts (Note 1)	533,245

Premium received on OTC swap contracts (Note 1)	1,096,232

Unrealized depreciation on forward currency contracts (Note 1)	1,534,288

Unrealized depreciation on forward premium swap option contracts (Note 1)	124,702

Written options outstanding, at value (premiums $1,735,856) (Notes 1 and 3)	1,095,383

TBA sale commitments, at value (proceeds receivable $48,016,875) (Note 1)	48,124,063

Collateral on certain derivative contracts, at value (Note 1)	126,515

Other accrued expenses	119,068

Total liabilities	160,508,943

Net assets	$246,047,117

(Continued on next page)

58 Global Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$264,474,233

Undistributed net investment income (Note 1)	3,918,515

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(18,607,903)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(3,737,728)

Total — Representing net assets applicable to capital shares outstanding	$246,047,117

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($131,361,792 divided by 11,029,141 shares)	$11.91

Offering price per class A share (100/96.00 of $11.91)*	$12.41

Net asset value and offering price per class B share ($4,239,173 divided by 357,691 shares)**	$11.85

Net asset value and offering price per class C share ($18,400,526 divided by 1,552,266 shares)**	$11.85

Net asset value and redemption price per class M share ($7,960,722 divided by 675,535 shares)	$11.78

Offering price per class M share (100/96.75 of $11.78)†	$12.18

Net asset value, offering price and redemption price per class R share
($2,914,390 divided by 244,834 shares)	$11.90

Net asset value, offering price and redemption price per class R5 share
($26,034 divided by 2,186 shares)	$11.91

Net asset value, offering price and redemption price per class R6 share
($6,396,851 divided by 537,122 shares)	$11.91

Net asset value, offering price and redemption price per class Y share
($74,747,629 divided by 6,278,261 shares)	$11.91

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 59

Statement of operations Six months ended 4/30/17 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $31,042 from investments in affiliated issuers) (Note 5)	$4,233,341

Total investment income	4,233,341

EXPENSES

Compensation of Manager (Note 2)	681,504

Investor servicing fees (Note 2)	278,655

Custodian fees (Note 2)	47,584

Trustee compensation and expenses (Note 2)	7,405

Distribution fees (Note 2)	326,393

Administrative services (Note 2)	4,583

Other	184,453

Total expenses	1,530,577

Expense reduction (Note 2)	(306)

Net expenses	1,530,271

Net investment income	2,703,070

Net realized loss on investments (Notes 1 and 3)	(3,127,906)

Net realized gain on swap contracts (Note 1)	8,117,988

Net realized loss on futures contracts (Note 1)	(2,905,195)

Net realized gain on foreign currency transactions (Note 1)	456,859

Net realized loss on written options (Notes 1 and 3)	(748,044)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	533,213

Net unrealized depreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	(1,775,125)

Net gain on investments	551,790

Net increase in net assets resulting from operations	$3,254,860

The accompanying notes are an integral part of these financial statements.

60 Global Income Trust

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/17*	Year ended 10/31/16

Operations

Net investment income	$2,703,070	$6,757,643

Net realized gain (loss) on investments
and foreign currency transactions	1,793,702	(5,772,867)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(1,241,912)	7,449,284

Net increase in net assets resulting from operations	3,254,860	8,434,060

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,259,910)	(4,995,135)

Class B	(56,057)	(134,575)

Class C	(243,764)	(551,718)

Class M	(124,362)	(265,872)

Class R	(67,833)	(309,354)

Class R5	(448)	(915)

Class R6	(114,658)	(222,137)

Class Y	(1,195,493)	(2,234,801)

Decrease from capital share transactions (Note 4)	(24,319,676)	(12,293,133)

Total decrease in net assets	(25,127,341)	(12,573,580)

NET ASSETS

Beginning of period	271,174,458	283,748,038

End of period (including undistributed net investment
income of $3,918,515 and $5,277,970, respectively)	$246,047,117	$271,174,458

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 61

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA

												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)

Class A

April 30, 2017**	$11.93	.13	.04	.17	(.19)	—	(.19)	$11.91	1.48*	$131,362	.60*	1.07*	353*e

October 31, 2016	11.93	.30	.08	.38	(.38)	—	(.38)	11.93	3.27	148,868	1.16[d]	2.50[d]	551[e]

October 31, 2015	12.60	.31	(.60)	(.29)	(.38)	—	(.38)	11.93	(2.31)	160,497	1.10	2.54	296[e]

October 31, 2014	12.57	.36	.05	.41	(.38)	—	(.38)	12.60	3.30	171,481	1.09	2.84	295[e]

October 31, 2013	12.85	.38	(.27)	.11	(.35)	(.04)	(.39)	12.57	.82	199,284	1.10	2.96	335[f]

October 31, 2012	12.58	.36	.38	.74	(.36)	(.11)	(.47)	12.85	6.02	229,240	1.10	2.85	162[f]

Class B

April 30, 2017**	$11.87	.08	.05	.13	(.15)	—	(.15)	$11.85	1.10*	$4,239	.98*	.68*	353*e

October 31, 2016	11.87	.21	.08	.29	(.29)	—	(.29)	11.87	2.51	4,916	1.91[d]	1.74[d]	551[e]

October 31, 2015	12.54	.22	(.60)	(.38)	(.29)	—	(.29)	11.87	(3.05)	6,060	1.85	1.78	296[e]

October 31, 2014	12.51	.26	.06	.32	(.29)	—	(.29)	12.54	2.54	7,884	1.84	2.08	295[e]

October 31, 2013	12.80	.28	(.28)	—[g]	(.26)	(.03)	(.29)	12.51	(.01)	9,002	1.85	2.21	335[f]

October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	12.80	5.24	11,109	1.85	2.10	162[f]

Class C

April 30, 2017**	$11.87	.08	.05	.13	(.15)	—	(.15)	$11.85	1.10*	$18,401	.98*	.70*	353*e

October 31, 2016	11.88	.21	.08	.29	(.30)	—	(.30)	11.87	2.43	21,570	1.91[d]	1.74[d]	551[e]

October 31, 2015	12.55	.22	(.60)	(.38)	(.29)	—	(.29)	11.88	(3.04)	24,160	1.85	1.78	296[e]

October 31, 2014	12.51	.26	.07	.33	(.29)	—	(.29)	12.55	2.61	30,175	1.84	2.08	295[e]

October 31, 2013	12.80	.28	(.28)	—[g]	(.26)	(.03)	(.29)	12.51	(.01)	31,771	1.85	2.22	335[f]

October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	12.80	5.25	39,316	1.85	2.10	162[f]

Class M

April 30, 2017**	$11.80	.11	.05	.16	(.18)	—	(.18)	$11.78	1.38*	$7,961	.73*	.94*	353*e

October 31, 2016	11.81	.26	.09	.35	(.36)	—	(.36)	11.80	2.98	8,564	1.41[d]	2.24[d]	551[e]

October 31, 2015	12.48	.28	(.60)	(.32)	(.35)	—	(.35)	11.81	(2.58)	9,406	1.35	2.28	296[e]

October 31, 2014	12.45	.33	.05	.38	(.35)	—	(.35)	12.48	3.07	10,911	1.34	2.58	295[e]

October 31, 2013	12.74	.34	(.28)	.06	(.32)	(.03)	(.35)	12.45	.50	12,457	1.35	2.71	335[f]

October 31, 2012	12.47	.32	.38	.70	(.33)	(.10)	(.43)	12.74	5.80	14,969	1.35	2.60	162[f]

Class R

April 30, 2017**	$11.90	.11	.05	.16	(.16)	—	(.16)	$11.90	1.34*	$2,914	.73*	.96*	353*e

October 31, 2016	11.91	.27	.08	.35	(.36)	—	(.36)	11.90	2.98	13,875	1.41[d]	2.26[d]	551[e]

October 31, 2015	12.58	.28	(.60)	(.32)	(.35)	—	(.35)	11.91	(2.56)	6,366	1.35	2.27	296[e]

October 31, 2014	12.54	.33	.06	.39	(.35)	—	(.35)	12.58	3.12	6,072	1.34	2.58	295[e]

October 31, 2013	12.83	.34	(.28)	.06	(.32)	(.03)	(.35)	12.54	.50	5,586	1.35	2.70	335[f]

October 31, 2012	12.56	.33	.37	.70	(.33)	(.10)	(.43)	12.83	5.76	4,142	1.35	2.61	162[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

62 Global Income Trust	Global Income Trust 63

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA

												Ratio of net
	Net asset		Net realized		From						Ratio	investment
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)

Class R5

April 30, 2017**	$11.93	.15	.04	.19	(.21)	—	(.21)	$11.91	1.67*	$26	.43*	1.29*	353*e

October 31, 2016	11.94	.34	.07	.41	(.42)	—	(.42)	11.93	3.50	24	.86[d]	2.82[d]	551[e]

October 31, 2015	12.60	.35	(.59)	(.24)	(.42)	—	(.42)	11.94	(1.94)	41.83		2.84	296[e]

October 31, 2014	12.56	.39	.07	.46	(.42)	—	(.42)	12.60	3.67	24.82		3.02	295[e]

October 31, 2013	12.85	.42	(.29)	.13	(.38)	(.04)	(.42)	12.56	1.02	11.82		3.27	335[f]

October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	12.85	4.34*	10	.27*	.99*	162[f]

Class R6

April 30, 2017**	$11.92	.15	.06	.21	(.22)	—	(.22)	$11.91	1.77*	$6,397	.39*	1.30*	353*e

October 31, 2016	11.93	.34	.08	.42	(.43)	—	(.43)	11.92	3.59	6,445	.79[d]	2.88[d]	551[e]

October 31, 2015	12.60	.35	(.59)	(.24)	(.43)	—	(.43)	11.93	(1.97)	5,405.76		2.89	296[e]

October 31, 2014	12.57	.40	.06	.46	(.43)	—	(.43)	12.60	3.64	4,736.75		3.15	295[e]

October 31, 2013	12.85	.38[h]	(.23)	.15	(.39)	(.04)	(.43)	12.57	1.19	4,025.75		3.00[h]	335[f]

October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	12.85	4.37*	10	.25*	1.01*	162[f]

Class Y

April 30, 2017**	$11.92	.14	.06	.20	(.21)	—	(.21)	$11.91	1.69*	$74,748	.48*	1.21*	353*e

October 31, 2016	11.93	.33	.07	.40	(.41)	—	(.41)	11.92	3.44	66,913	.91[d]	2.75[d]	551[e]

October 31, 2015	12.60	.34	(.59)	(.25)	(.42)	—	(.42)	11.93	(2.06)	71,813.85		2.79	296[e]

October 31, 2014	12.57	.38	.07	.45	(.42)	—	(.42)	12.60	3.58	117,947.84		2.97	295[e]

October 31, 2013	12.86	.41	(.28)	.13	(.38)	(.04)	(.42)	12.57	1.00	40,069.85		3.22	335[f]

October 31, 2012	12.58	.39	.39	.78	(.38)	(.12)	(.50)	12.86	6.40	64,357.85		3.11	162[f]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	673%

October 31, 2012	328

g Amount represents less than $0.01 per share.

h The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

64 Global Income Trust	Global Income Trust 65

Notes to financial statements 4/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2016 through April 30, 2017.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below-investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those

66 Global Income Trust

estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only

Global Income Trust 67

securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

68 Global Income Trust

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Global Income Trust 69

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date

70 Global Income Trust

as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,732,383 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,637,377 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

Global Income Trust 71

expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2016, the fund had a capital loss carryover of $18,818,173 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

Loss carryover

Short-term	Long-term	Total	Expiration

$15,915,777	$422,974	$16,338,751	*

2,479,422	N/A	2,479,422	October 31, 2017

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $361,071,927, resulting in gross unrealized appreciation and depreciation of $7,787,496 and $12,886,696, respectively, or net unrealized depreciation of $5,099,200.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,

0.650%	of the next $5 billion,	0.480%	of the next $50 billion,

0.600%	of the next $10 billion,	0.470%	of the next $100 billion and

0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.271% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal

72 Global Income Trust

year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$157,606	Class R5	15

Class B	5,038	Class R6	1,560

Class C	22,009	Class Y	76,609

Class M	9,166	Total	$278,655

Class R	6,652

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $306 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $186, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following class shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to

Global Income Trust 73

Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount

Class A	0.35%	0.25%	$172,806

Class B	1.00%	1.00%	22,122

Class C	1.00%	1.00%	96,615

Class M	1.00%	0.50%	20,115

Class R	1.00%	0.50%	14,735

Total			$326,393

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $4,364 and $43 from the sale of class A and class M shares, respectively, and received $891 and $461 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $37 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$1,050,850,345	$1,070,086,479

U.S. government securities (Long-term)	—	—

Total	$1,050,850,345	$1,070,086,479

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

74 Global Income Trust

Written option transactions during the reporting period are summarized as follows:

		Written swap
		option contract	Written swap	Written option	Written option
		amounts	option premiums	contract amounts	premiums

Written options	USD	127,567,000	$801,697	56,000,000	$286,562
outstanding at the	EUR	—	$—	—	$—
beginning of the
reporting period

Options opened	USD	1,026,690,300	2,973,113	105,064,100	477,501
	EUR	818,000	26,093	2,329,900	20,864

Options exercised	USD	(55,786,600)	(223,878)	—	—
	EUR	—	—	—	—

Options expired	USD	(422,998,200)	(905,328)	—	—
	EUR	—	—	—	—

Options closed	USD	(445,287,400)	(1,174,904)	(101,064,100)	(525,000)
	EUR	—	—	(2,329,900)	(20,864)

Written options	USD	230,185,100	$1,470,700	60,000,000	$239,063
outstanding at the end of	EUR	818,000	$26,093	—	$—
the reporting period

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	891,711	$10,489,449	2,062,239	$24,524,846

Shares issued in connection with
reinvestment of distributions	176,405	2,070,559	376,113	4,477,195

	1,068,116	12,560,008	2,438,352	29,002,041

Shares repurchased	(2,520,417)	(29,656,694)	(3,408,526)	(40,716,347)

Net decrease	(1,452,301)	$(17,096,686)	(970,174)	$(11,714,306)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	9,394	$110,156	40,753	$487,348

Shares issued in connection with
reinvestment of distributions	4,435	51,818	10,330	122,314

	13,829	161,974	51,083	609,662

Shares repurchased	(70,365)	(824,382)	(147,249)	(1,751,155)

Net decrease	(56,536)	$(662,408)	(96,166)	$(1,141,493)

Global Income Trust 75

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	104,859	$1,228,175	311,327	$3,712,312

Shares issued in connection with
reinvestment of distributions	17,934	209,587	39,191	464,564

	122,793	1,437,762	350,518	4,176,876

Shares repurchased	(387,578)	(4,531,469)	(567,680)	(6,738,879)

Net decrease	(264,785)	$(3,093,707)	(217,162)	$(2,562,003)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	6,408	$74,647	5,400	$63,636

Shares issued in connection with
reinvestment of distributions	2,229	25,890	5,204	61,308

	8,637	100,537	10,604	124,944

Shares repurchased	(58,636)	(682,830)	(81,276)	(958,591)

Net decrease	(49,999)	$(582,293)	(70,672)	$(833,647)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	113,340	$1,323,313	858,730	$10,244,292

Shares issued in connection with
reinvestment of distributions	4,197	48,798	22,240	265,134

	117,537	1,372,111	880,970	10,509,426

Shares repurchased	(1,038,714)	(12,070,230)	(249,535)	(2,963,675)

Net increase (decrease)	(921,177)	$(10,698,119)	631,435	$7,545,751

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R5	Shares	Amount	Shares	Amount

Shares sold	178	$2,089	239	$2,845

Shares issued in connection with
reinvestment of distributions	38	448	77	915

	216	2,537	316	3,760

Shares repurchased	(23)	(263)	(1,729)	(20,323)

Net increase (decrease)	193	$2,274	(1,413)	$(16,563)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R6	Shares	Amount	Shares	Amount

Shares sold	62,739	$740,255	149,054	$1,776,027

Shares issued in connection with
reinvestment of distributions	9,768	114,658	18,651	222,137

	72,507	854,913	167,705	1,998,164

Shares repurchased	(75,853)	(891,893)	(80,255)	(953,673)

Net increase (decrease)	(3,346)	$(36,980)	87,450	$1,044,491

76 Global Income Trust

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	2,187,502	$25,709,484	2,617,198	$31,334,701

Shares issued in connection with
reinvestment of distributions	88,435	1,038,351	161,428	1,922,283

	2,275,937	26,747,835	2,778,626	33,256,984

Shares repurchased	(1,609,779)	(18,899,592)	(3,187,960)	(37,872,347)

Net increase (decrease)	666,158	$7,848,243	(409,334)	$(4,615,363)

At the close of the reporting period, Putnam Investments, LLC owned 947 class R5 shares of the fund (43.32% of class R5 shares outstanding), valued at $11,279.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

	Fair value at
	the beginning				Fair value at
	of the				the end of the
	reporting			Investment	reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund*	$9,296,839	$43,038,509	$42,582,423	$31,042	$9,752,925

Totals	$9,296,839	$43,038,509	$42,582,423	$31,042	$9,752,925

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Global Income Trust 77

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$21,100,000

Purchased currency options (contract amount)	$3,200,000

Purchased swap option contracts (contract amount)	$202,700,000

Written TBA commitment option contracts (contract amount) (Note 3)	$42,300,000

Written currency options (contract amount) (Note 3)	$3,200,000

Written swap option contracts (contract amount) (Note 3)	$215,000,000

Futures contracts (number of contracts)	500

Forward currency contracts (contract amount)	$304,700,000

OTC interest rate swap contracts (notional)	$10,400,000

Centrally cleared interest rate swap contracts (notional)	$344,300,000

OTC total return swap contracts (notional)	$42,100,000

OTC credit default contracts (notional)	$15,000,000

Centrally cleared credit default contracts (notional)	$1,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	ASSET DERIVATIVES		LIABILITY DERIVATIVES

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

			Payables, Net assets —
Credit contracts	Receivables	$533,263	Unrealized depreciation	$1,551,208*

Foreign exchange
contracts	Receivables	1,101,840	Payables	1,534,288

	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	2,655,421*	Unrealized depreciation	3,679,686*

Total		$4,290,524		$6,765,182

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

78 Global Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$141,365	$141,365

Foreign exchange contracts	142,524	—	465,031	—	$607,555

Interest rate contracts	(693,907)	(2,905,195)	—	7,976,623	$4,377,521

Total	$(551,383)	$(2,905,195)	$465,031	$8,117,988	$5,126,441

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(48,489)	$(48,489)

Foreign exchange contracts	—	—	507,759	—	$507,759

Interest rate contracts	132,284	1,171,195	—	(2,634,457)	$(1,330,978)

Total	$132,284	$1,171,195	$507,759	$(2,682,946)	$(871,708)

Global Income Trust 79

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$15,204	$—	$—	$—	$—	$—	$—	$15,204

Centrally cleared interest rate swap
contracts§	—	—	291,683	—	—	—	—	—	—	—	—	—	—	—	291,683

OTC Total return swap contracts*#	—	35,932	—	371	2,650	22,681	—	—	2,971	—	—	—	—	—	64,605

OTC Credit default contracts*#	—	—	—	—	306,515	154,626	—	—	72,122	—	—	—	—	—	533,263

Centrally cleared credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	29,322	—	—	—	—	29,322

Forward currency contracts#	299,130	55,103	—	94,156	41,296	108,896	25,508	283,822	—	—	102,258	20,912	64,037	6,722	1,101,840

Forward premium swap option
contracts#	46,087	4,389	—	—	—	2,938	—	75,424	—	—	—	—	—	—	128,838

Purchased swap options**#	48,906	141,289	—	338,254	—	26,034	—	275,884	—	—	—	—	—	—	830,367

Purchased options**#	—	—	—	—	—	—	—	195,735	—	—	—	—	—	—	195,735

Total Assets	$394,123	$236,713	$291,683	$432,781	$350,461	$315,175	$25,508	$846,069	$75,093	$29,322	$102,258	$20,912	$64,037	$6,722	$3,190,857

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$6,724	$—	$190,721	$—	$—	$—	$—	$—	$—	$197,445

Centrally cleared interest rate swap
contracts§	—	—	345,174	—	—	—	—	—	—	—	—	—	—	—	345,174

OTC Total return swap contracts*#	620	6,171	—	—	3,438	5,226	—	1,512	1,519	—	—	—	—	—	18,486

OTC Credit default contracts*#	33,693	—	—	—	474,998	339,867	—	—	434,783	—	—	—	—	—	1,283,341

Centrally cleared credit default
contracts§	—	—	2,121	—	—	—	—	—	—	—	—	—	—	—	2,121

Futures contracts§	—	—	—	—	—	—	—	—	—	33,540	—	—	—	—	33,540

Forward currency contracts#	72,788	34,528	—	163,757	9,708	886,545	12,764	175,455	—	—	46,046	59,185	60,441	13,071	1,534,288

Forward premium swap option
contracts#	40,156	10,525	—	—	5,461	2,507	—	66,053	—	—	—	—	—	—	124,702

Written swap options#	54,361	145,291	—	225,689	—	25,476	—	452,536	—	—	—	—	—	—	903,353

Written options#	—	—	—	—	—	—	—	192,030	—	—	—	—	—	—	192,030

Total Liabilities	$201,618	$196,515	$347,295	$389,446	$493,605	$1,266,345	$12,764	$1,078,307	$436,302	$33,540	$46,046	$59,185	$60,441	$13,071	$4,634,480

Total Financial and Derivative
Net Assets	$192,505	$40,198	$(55,612)	$43,335	$(143,144)	$(951,170)	$12,744	$(232,238)	$(361,209)	$(4,218)	$56,212	$(38,273)	$3,596	$(6,349)	$(1,443,623)

Total collateral received (pledged)†##	$126,515	$—	$—	$—	$(143,144)	$(951,170)	$—	$(213,658)	$(299,520)	$—	$—	$—	$—	$—

Net amount	$65,990	$40,198	$(55,612)	$43,335	$—	$—	$12,744	$(18,580)	$(61,689)	$(4,218)	$56,212	$(38,273)	$3,596	$(6,349)

80 Global Income Trust	Global Income Trust 81

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

Note 9: New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management have evaluated the amendments and their impact, if any, on the fund’s financial statements.

82 Global Income Trust

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Emerging Markets Income Fund
Small Cap Growth Fund	Floating Rate Income Fund
Global Income Trust
Blend	Government Money Market Fund*
Capital Opportunities Fund	High Yield Advantage Fund
Capital Spectrum Fund	High Yield Trust
Emerging Markets Equity Fund	Income Fund
Equity Spectrum Fund	Money Market Fund†
Europe Equity Fund	Short Duration Income Fund
Global Equity Fund	U.S. Government Income Trust
International Capital Opportunities Fund
International Equity Fund	Tax-free Income
Investors Fund	AMT-Free Municipal Fund
Low Volatility Equity Fund	Intermediate-Term Municipal Income Fund
Multi-Cap Core Fund	Short-Term Municipal Income Fund
Research Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds‡:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.
International Value Fund
Multi-Cap Value Fund
Small Cap Value Fund

Global Income Trust 83

Absolute Return	Retirement Income Fund Lifestyle 1 — a portfolio
Absolute Return 100 Fund®	with managed allocations to stocks, bonds,
Absolute Return 300 Fund®	and money market investments to generate
Absolute Return 500 Fund®	retirement income.
Absolute Return 700 Fund®
RetirementReady® Funds — portfolios with
Global Sector	adjusting allocations to stocks, bonds, and
Global Consumer Fund	money market instruments, becoming more
Global Energy Fund	conservative over time.
Global Financials Fund
Global Health Care Fund	RetirementReady® 2060 Fund
Global Industrials Fund	RetirementReady® 2055 Fund
Global Natural Resources Fund	RetirementReady® 2050 Fund
Global Sector Fund	RetirementReady® 2045 Fund
Global Technology Fund	RetirementReady® 2040 Fund
Global Telecommunications Fund	RetirementReady® 2035 Fund
Global Utilities Fund	RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
Asset Allocation	RetirementReady® 2020 Fund
George Putnam Balanced Fund

Global Asset Allocation Funds — four
investment portfolios that spread your money
across a variety of stocks, bonds, and money
market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

84 Global Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisor	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	Catharine Bond Hill	Janet C. Smith
London, England SW1A 1LD	John A. Hill	Vice President, Principal Financial
	Paul L. Joskow	Officer,
Marketing Services	Robert E. Patterson	Principal Accounting Officer, and
Putnam Retail Management	George Putnam, III	Assistant Treasurer
One Post Office Square	Robert L. Reynolds
Boston, MA 02109	Manoj P. Singh	Susan G. Malloy
	W. Thomas Stephens	Vice President and
Custodian		Assistant Treasurer
State Street Bank	Officers
and Trust Company	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Legal Counsel		BSA Compliance Officer
Ropes & Gray LLP	Jonathan S. Horwitz
	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer, and	Vice President, Director of
	Compliance Liaison	Proxy Voting and Corporate
Governance, Assistant Clerk,
	Robert T. Burns	and Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA031 306338 6/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 27, 2017